Quarterly Holdings Report
for
Fidelity ZERO® Total Market Index Fund
July 31, 2023
TMX-NPRT3-0923
1.9891459.104
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	6,592	185,037
AST SpaceMobile, Inc. (a)(b)	22,578	96,860
AT&T, Inc.	2,546,391	36,973,597
ATN International, Inc.	4,408	160,187
Bandwidth, Inc. (a)	7,132	108,050
Cogent Communications Group, Inc.	15,497	949,036
Consolidated Communications Holdings, Inc. (a)	28,002	100,247
EchoStar Holding Corp. Class A (a)	12,223	237,493
Frontier Communications Parent, Inc. (a)	79,318	1,444,381
Globalstar, Inc. (a)(b)	261,249	282,149
IDT Corp. Class B (a)	7,292	172,966
Iridium Communications, Inc.	44,763	2,352,296
Liberty Global PLC:
Class A (a)	50,034	929,131
Class C (a)	96,621	1,909,231
Liberty Latin America Ltd.:
Class A (a)	17,825	149,730
Class C (a)	45,576	379,192
Lumen Technologies, Inc. (b)	326,029	583,592
Radius Global Infrastructure, Inc. (a)	28,545	425,606
Verizon Communications, Inc.	1,497,566	51,037,049
		98,475,830
Entertainment - 1.3%
Activision Blizzard, Inc.	254,817	23,636,825
AMC Entertainment Holdings, Inc. Class A (a)(b)	184,948	919,192
Atlanta Braves Holdings, Inc.	15,196	618,781
Atlanta Braves Holdings, Inc. Class A (b)	5,111	241,955
Cinemark Holdings, Inc. (a)(b)	39,140	653,247
Electronic Arts, Inc.	92,777	12,650,144
Endeavor Group Holdings, Inc. (a)	64,163	1,514,247
Kartoon Studios, Inc. (a)(b)	9,511	20,639
Liberty Media Corp. Liberty Formula One:
Class A (a)	12,484	802,472
Series C (a)	70,756	5,136,886
Lions Gate Entertainment Corp.:
Class A (a)	27,040	207,667
Class B (a)	37,584	275,115
Live Nation Entertainment, Inc. (a)	51,216	4,494,204
Madison Square Garden Entertainment Corp.	11,031	384,320
Madison Square Garden Sports Corp.	6,288	1,337,772
Marcus Corp. (b)	7,629	119,012
Netflix, Inc. (a)	158,347	69,509,583
Playtika Holding Corp. (a)	32,590	389,125
Roblox Corp. (a)	131,581	5,164,554
Roku, Inc. Class A (a)	43,989	4,234,821
Sciplay Corp. (A Shares) (a)	7,803	152,939
Skillz, Inc. (a)(b)	4,989	59,668
Sphere Entertainment Co. (a)	9,454	401,322
Take-Two Interactive Software, Inc. (a)	56,425	8,629,640
The Walt Disney Co. (a)	650,925	57,860,723
Vivid Seats, Inc. Class A (a)	7,804	65,007
Warner Bros Discovery, Inc. (a)	789,085	10,313,341
Warner Music Group Corp. Class A	41,531	1,310,303
World Wrestling Entertainment, Inc. Class A	15,397	1,616,685
		212,720,189
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	2,112,370	280,353,746
Class C (a)	1,824,566	242,867,980
Angi, Inc. (a)(b)	28,546	110,473
Bumble, Inc. (a)	35,772	662,497
CarGurus, Inc. Class A (a)	33,070	749,366
Cars.com, Inc. (a)	21,619	493,129
Eventbrite, Inc. (a)(b)	30,281	348,534
EverQuote, Inc. Class A (a)	6,308	44,661
fuboTV, Inc. (a)(b)	105,011	353,887
IAC, Inc. (a)	27,329	1,902,098
Match Group, Inc. (a)	98,928	4,601,141
MediaAlpha, Inc. Class A (a)	8,046	81,586
Meta Platforms, Inc. Class A (a)	788,056	251,074,642
Nextdoor Holdings, Inc. (a)	44,680	138,955
Pinterest, Inc. Class A (a)	211,419	6,129,037
QuinStreet, Inc. (a)	18,108	160,799
Rumble, Inc. (a)(b)	27,906	240,550
Shutterstock, Inc.	8,408	432,592
Snap, Inc. Class A (a)	354,875	4,031,380
TripAdvisor, Inc. (a)	37,498	699,338
Vimeo, Inc. (a)	58,938	242,825
Yelp, Inc. (a)	24,487	1,103,139
Ziff Davis, Inc. (a)	16,474	1,194,694
ZipRecruiter, Inc. (a)(b)	17,931	332,082
Zoominfo Technologies, Inc. (a)	95,517	2,442,370
		800,791,501
Media - 0.9%
Altice U.S.A., Inc. Class A (a)	79,137	268,274
AMC Networks, Inc. Class A (a)	9,611	121,291
Boston Omaha Corp. (a)	7,072	138,045
Cable One, Inc.	1,712	1,239,385
Cardlytics, Inc. (a)(b)	12,441	145,186
Charter Communications, Inc. Class A (a)	36,997	14,990,814
Clear Channel Outdoor Holdings, Inc. (a)	176,756	318,161
Comcast Corp. Class A	1,481,807	67,066,585
DISH Network Corp. Class A (a)(b)	90,654	718,886
E.W. Scripps Co. Class A (a)	20,708	204,181
Entravision Communication Corp. Class A	31,398	150,082
Fox Corp.:
Class A	89,351	2,988,791
Class B	55,331	1,737,947
Gannett Co., Inc. (a)(b)	55,156	155,540
Gray Television, Inc.	29,435	278,749
iHeartMedia, Inc. (a)	38,315	181,230
Integral Ad Science Holding Corp. (a)	17,355	361,852
Interpublic Group of Companies, Inc.	137,833	4,718,024
John Wiley & Sons, Inc. Class A	15,084	516,325
Liberty Broadband Corp.:
Class A (a)	6,985	620,478
Class C (a)	40,672	3,625,095
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	22,889	725,581
Series C (a)	58,204	1,852,633
Magnite, Inc. (a)	42,140	637,578
News Corp.:
Class A	125,949	2,496,309
Class B	51,325	1,032,146
Nexstar Broadcasting Group, Inc. Class A	12,762	2,382,921
Omnicom Group, Inc.	70,970	6,005,481
Paramount Global:
Class A (b)	10,576	203,694
Class B	172,417	2,763,845
PubMatic, Inc. (a)	15,484	309,525
Quotient Technology, Inc. (a)	31,851	125,493
Scholastic Corp.	10,259	443,086
Sinclair, Inc. Class A (b)	14,991	208,525
Sirius XM Holdings, Inc.	246,875	1,259,063
Stagwell, Inc. (a)	35,489	238,131
TechTarget, Inc. (a)	9,090	295,243
TEGNA, Inc.	79,748	1,347,741
The New York Times Co. Class A	58,259	2,374,637
The Trade Desk, Inc. (a)	158,123	14,430,305
Thryv Holdings, Inc. (a)	10,550	250,035
WideOpenWest, Inc. (a)	17,456	143,837
		140,070,730
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	22,980	346,309
NII Holdings, Inc. (a)(c)	11,652	0
Shenandoah Telecommunications Co.	18,748	350,025
Spok Holdings, Inc.	6,975	102,254
T-Mobile U.S., Inc. (a)	205,163	28,265,307
Telephone & Data Systems, Inc.	34,420	276,048
U.S. Cellular Corp. (a)(b)	5,359	94,908
		29,434,851
TOTAL COMMUNICATION SERVICES		1,281,493,101
CONSUMER DISCRETIONARY - 10.8%
Automobile Components - 0.2%
Adient PLC (a)	34,137	1,452,871
American Axle & Manufacturing Holdings, Inc. (a)	40,228	380,155
Aptiv PLC (a)	96,288	10,542,573
Autoliv, Inc.	27,764	2,802,221
BorgWarner, Inc.	83,265	3,871,823
Dana, Inc.	45,964	872,397
Dorman Products, Inc. (a)	10,185	862,568
Fox Factory Holding Corp. (a)	15,008	1,679,395
Garrett Motion, Inc. (a)	21,514	167,379
Gentex Corp.	83,253	2,795,636
Gentherm, Inc. (a)	11,536	689,507
Holley, Inc. (a)(b)	17,179	108,743
LCI Industries (b)	9,093	1,239,103
Lear Corp.	21,162	3,275,031
Luminar Technologies, Inc. (a)(b)	87,248	645,635
Mobileye Global, Inc.	27,160	1,036,969
Modine Manufacturing Co. (a)	18,428	692,156
Motorcar Parts of America, Inc. (a)(b)	7,390	66,288
Patrick Industries, Inc.	7,651	662,194
Phinia, Inc.	16,428	466,062
QuantumScape Corp. Class A (a)(b)	104,061	1,385,052
Solid Power, Inc. (a)(b)	40,168	114,880
Standard Motor Products, Inc.	6,134	234,135
Stoneridge, Inc. (a)	9,537	194,936
The Goodyear Tire & Rubber Co. (a)	100,949	1,623,260
Visteon Corp. (a)	10,150	1,564,014
XPEL, Inc. (a)	6,930	562,924
		39,987,907
Automobiles - 1.9%
Canoo, Inc. (a)(b)	115,694	74,646
Faraday Future Intelligent Electric, Inc. (a)(b)	337,417	102,035
Fisker, Inc. (a)(b)	62,954	388,426
Ford Motor Co.	1,399,155	18,482,838
General Motors Co.	494,842	18,987,088
Harley-Davidson, Inc.	46,436	1,792,894
Lucid Group, Inc. Class A (a)(b)	291,128	2,215,484
Mullen Automotive, Inc. (a)(b)	33,334	4,327
Rivian Automotive, Inc. (a)(b)	198,916	5,498,038
Tesla, Inc. (a)	959,725	256,659,257
Thor Industries, Inc. (b)	18,968	2,190,614
Winnebago Industries, Inc.	11,076	762,029
Workhorse Group, Inc. (a)(b)	56,144	74,672
		307,232,348
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	3,180,038	425,107,480
Big Lots, Inc. (b)	9,711	99,538
ContextLogic, Inc. (a)(b)	7,430	70,585
Dillard's, Inc. Class A (b)	1,281	439,434
eBay, Inc.	190,311	8,470,743
Etsy, Inc. (a)	43,848	4,457,149
Groupon, Inc. (a)(b)	7,024	55,490
Kohl's Corp. (b)	39,035	1,110,546
Macy's, Inc.	96,423	1,599,658
Nordstrom, Inc. (b)	39,831	920,494
Ollie's Bargain Outlet Holdings, Inc. (a)	20,548	1,497,538
Qurate Retail, Inc. Series A (a)	127,964	130,523
		443,959,178
Distributors - 0.1%
Genuine Parts Co.	50,064	7,795,966
LKQ Corp.	90,635	4,965,892
Pool Corp.	13,890	5,344,039
		18,105,897
Diversified Consumer Services - 0.1%
2U, Inc. (a)	29,990	143,352
ADT, Inc.	75,142	479,406
Adtalem Global Education, Inc. (a)	16,170	699,191
American Public Education, Inc. (a)	5,976	29,940
Bright Horizons Family Solutions, Inc. (a)	20,511	1,990,182
Carriage Services, Inc.	5,124	165,864
Chegg, Inc. (a)	44,004	445,761
Coursera, Inc. (a)	30,793	483,142
Duolingo, Inc. (a)	10,025	1,555,780
European Wax Center, Inc. (a)(b)	10,873	210,610
Frontdoor, Inc. (a)	29,295	1,022,981
Graham Holdings Co.	1,394	817,930
Grand Canyon Education, Inc. (a)	10,752	1,167,130
H&R Block, Inc.	53,806	1,808,420
Laureate Education, Inc. Class A	47,103	603,860
Mister Car Wash, Inc. (a)(b)	28,432	282,330
Nerdy, Inc. Class A (a)	20,463	101,087
OneSpaWorld Holdings Ltd. (a)	21,613	277,619
Perdoceo Education Corp.	25,281	337,501
Rover Group, Inc. Class A (a)	34,944	191,493
Service Corp. International	53,834	3,588,036
Strategic Education, Inc.	7,940	596,294
Stride, Inc. (a)	14,638	559,318
Udemy, Inc. (a)	22,946	270,992
WW International, Inc. (a)	20,972	244,324
		18,072,543
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	17,865	203,661
Airbnb, Inc. Class A (a)	146,877	22,353,211
ARAMARK Holdings Corp.	92,555	3,736,445
Bally's Corp. (a)	10,280	167,358
BJ's Restaurants, Inc. (a)	8,685	327,077
Bloomin' Brands, Inc.	31,500	846,405
Bluegreen Vacations Holding Corp. Class A	3,203	125,205
Booking Holdings, Inc. (a)	13,155	39,080,874
Bowlero Corp. Class A (a)(b)	13,497	163,719
Boyd Gaming Corp.	27,298	1,864,999
Brinker International, Inc. (a)	15,657	615,007
Caesars Entertainment, Inc. (a)	76,568	4,519,043
Carnival Corp. (a)(b)	357,409	6,733,586
Chipotle Mexican Grill, Inc. (a)	9,829	19,287,250
Choice Hotels International, Inc. (b)	9,611	1,256,638
Churchill Downs, Inc.	23,421	2,713,323
Chuy's Holdings, Inc. (a)	6,350	264,097
Cracker Barrel Old Country Store, Inc.	7,969	742,711
Darden Restaurants, Inc.	43,029	7,268,459
Dave & Buster's Entertainment, Inc. (a)	14,358	657,596
Denny's Corp. (a)	20,084	236,188
Dine Brands Global, Inc.	5,192	313,181
Domino's Pizza, Inc.	12,572	4,987,815
Doordash, Inc. (a)	93,792	8,515,376
Draftkings Holdings, Inc. (a)	164,359	5,223,329
Dutch Bros, Inc. (a)(b)	10,330	320,333
El Pollo Loco Holdings, Inc.	6,707	71,430
Everi Holdings, Inc. (a)	30,389	450,973
Expedia, Inc. (a)	50,705	6,212,884
First Watch Restaurant Group, Inc. (a)	3,215	59,928
Golden Entertainment, Inc.	7,609	322,165
Hilton Grand Vacations, Inc. (a)	28,170	1,309,905
Hilton Worldwide Holdings, Inc.	94,178	14,643,737
Hyatt Hotels Corp. Class A	16,845	2,128,366
Inspired Entertainment, Inc. (a)	8,914	112,227
Jack in the Box, Inc.	7,529	748,458
Krispy Kreme, Inc.	24,301	374,235
Kura Sushi U.S.A., Inc. Class A (a)	1,839	182,999
Las Vegas Sands Corp.	116,974	6,996,215
Life Time Group Holdings, Inc. (a)(b)	19,754	357,350
Light & Wonder, Inc. Class A (a)	32,867	2,310,550
Lindblad Expeditions Holdings (a)	11,546	136,474
Marriott International, Inc. Class A	91,827	18,531,607
Marriott Vacations Worldwide Corp.	13,131	1,687,465
McDonald's Corp.	260,222	76,297,090
MGM Resorts International	107,298	5,447,519
Monarch Casino & Resort, Inc.	4,629	320,882
Norwegian Cruise Line Holdings Ltd. (a)(b)	151,383	3,341,023
Papa John's International, Inc.	10,744	888,529
Penn Entertainment, Inc. (a)	55,142	1,449,683
Planet Fitness, Inc. (a)	30,143	2,035,858
Playa Hotels & Resorts NV (a)	45,209	368,905
PlayAGS, Inc. (a)	11,645	77,090
Portillo's, Inc. (a)	15,792	364,006
RCI Hospitality Holdings, Inc.	2,923	203,879
Red Robin Gourmet Burgers, Inc. (a)(b)	6,198	90,181
Red Rock Resorts, Inc. (b)	17,329	840,457
Royal Caribbean Cruises Ltd. (a)	78,286	8,541,785
Rush Street Interactive, Inc. (a)	18,709	71,655
Sabre Corp. (a)(b)	118,506	485,875
SeaWorld Entertainment, Inc. (a)	14,094	780,385
Shake Shack, Inc. Class A (a)	13,248	1,028,840
Six Flags Entertainment Corp. (a)	25,979	620,898
Soho House & Co., Inc. Class A (a)	16,622	99,233
Sonder Holdings, Inc. (a)(b)	55,444	32,712
Starbucks Corp.	408,424	41,483,626
Sweetgreen, Inc. Class A (a)(b)	26,483	399,099
Target Hospitality Corp. (a)	9,535	121,762
Texas Roadhouse, Inc. Class A	23,825	2,657,679
The Cheesecake Factory, Inc. (b)	16,979	624,488
Travel+Leisure Co.	27,391	1,115,635
Vail Resorts, Inc.	14,371	3,384,227
Wendy's Co.	60,457	1,299,221
Wingstop, Inc.	10,633	1,792,511
Wyndham Hotels & Resorts, Inc.	30,606	2,384,820
Wynn Resorts Ltd.	36,753	4,005,342
Xponential Fitness, Inc. (a)	8,322	175,761
Yum! Brands, Inc.	99,747	13,732,169
		365,722,679
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	11,980	402,887
Cavco Industries, Inc. (a)	2,856	844,376
Century Communities, Inc.	10,004	772,509
D.R. Horton, Inc.	110,552	14,042,315
Dream Finders Homes, Inc. (a)(b)	7,543	192,347
Ethan Allen Interiors, Inc.	7,805	245,623
Garmin Ltd.	54,499	5,770,899
GoPro, Inc. Class A (a)	42,512	173,874
Green Brick Partners, Inc. (a)	9,557	540,162
Helen of Troy Ltd. (a)(b)	8,525	1,204,583
Hovnanian Enterprises, Inc. Class A (a)	1,785	190,317
Installed Building Products, Inc.	8,215	1,215,984
iRobot Corp. (a)(b)	9,552	382,080
KB Home	28,721	1,550,072
La-Z-Boy, Inc.	14,984	470,048
Leggett & Platt, Inc.	46,544	1,361,877
Lennar Corp.:
Class A	88,347	11,205,050
Class B (b)	7,307	839,647
LGI Homes, Inc. (a)	7,417	1,029,109
Lovesac (a)(b)	5,816	170,292
M.D.C. Holdings, Inc.	20,535	1,053,035
M/I Homes, Inc. (a)	10,130	1,013,000
Meritage Homes Corp.	13,019	1,939,180
Mohawk Industries, Inc. (a)	19,028	2,023,438
Newell Brands, Inc.	134,955	1,506,098
NVR, Inc. (a)	1,089	6,867,713
PulteGroup, Inc.	79,458	6,705,461
Purple Innovation, Inc.	23,698	73,938
Skyline Champion Corp. (a)	18,898	1,316,435
Sonos, Inc. (a)(b)	45,232	775,276
Taylor Morrison Home Corp. (a)	38,847	1,880,972
Tempur Sealy International, Inc.	61,527	2,745,950
Toll Brothers, Inc.	36,979	2,970,523
TopBuild Corp. (a)	11,344	3,107,462
Traeger, Inc. (a)(b)	20,534	91,582
TRI Pointe Homes, Inc. (a)	35,358	1,127,213
Tupperware Brands Corp. (a)(b)	14,787	63,140
Universal Electronics, Inc. (a)	4,159	46,456
Vizio Holding Corp. (a)	18,362	136,797
Whirlpool Corp.	19,443	2,804,847
ZAGG, Inc. rights (a)(c)	5,004	0
		80,852,567
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	11,639	694,034
AMMO, Inc. (a)(b)	33,915	70,543
Brunswick Corp.	25,435	2,195,295
Clarus Corp.	9,131	81,266
Funko, Inc. (a)(b)	11,524	94,036
Hasbro, Inc.	46,315	2,990,096
JAKKS Pacific, Inc. (a)	2,430	50,641
Johnson Outdoors, Inc. Class A	2,012	118,949
Latham Group, Inc. (a)	13,857	54,597
Malibu Boats, Inc. Class A (a)	7,061	423,307
MasterCraft Boat Holdings, Inc. (a)	6,909	211,761
Mattel, Inc. (a)	125,393	2,670,871
Peloton Interactive, Inc. Class A (a)	120,488	1,169,938
Polaris, Inc.	19,130	2,598,619
Smith & Wesson Brands, Inc.	15,334	195,202
Solo Brands, Inc. Class A (a)	9,124	53,467
Sturm, Ruger & Co., Inc.	6,079	321,883
Topgolf Callaway Brands Corp. (a)	49,017	978,869
Vista Outdoor, Inc. (a)	20,102	609,091
YETI Holdings, Inc. (a)	30,550	1,301,430
		16,883,895
Specialty Retail - 2.2%
1-800-FLOWERS.com, Inc. Class A (a)	9,976	86,592
Abercrombie & Fitch Co. Class A (a)	17,585	696,542
Academy Sports & Outdoors, Inc.	28,099	1,680,039
Advance Auto Parts, Inc.	21,192	1,576,473
America's Car Mart, Inc. (a)	1,982	236,096
American Eagle Outfitters, Inc.	67,093	942,657
Arhaus, Inc. (a)(b)	9,191	105,329
Arko Corp.	24,767	206,557
Asbury Automotive Group, Inc. (a)	7,767	1,752,235
AutoNation, Inc. (a)	11,176	1,799,112
AutoZone, Inc. (a)	6,552	16,260,229
BARK, Inc. (a)	37,811	54,448
Bath & Body Works, Inc.	81,563	3,022,725
Best Buy Co., Inc.	69,204	5,747,392
Big 5 Sporting Goods Corp. (b)	6,167	59,018
Boot Barn Holdings, Inc. (a)	10,531	988,861
Build-A-Bear Workshop, Inc.	4,402	108,069
Burlington Stores, Inc. (a)	23,143	4,110,660
Caleres, Inc. (b)	12,542	339,136
Camping World Holdings, Inc.	15,701	502,903
CarMax, Inc. (a)(b)	56,261	4,647,721
CarParts.com, Inc. (a)	15,777	79,201
Carvana Co. Class A (a)(b)	35,504	1,631,409
Chewy, Inc. (a)(b)	34,296	1,162,634
Chico's FAS, Inc. (a)	42,911	261,757
Citi Trends, Inc. (a)	3,435	64,750
Designer Brands, Inc. Class A	18,042	179,518
Destination XL Group, Inc. (a)	21,164	109,206
Dick's Sporting Goods, Inc.	21,868	3,083,388
EVgo, Inc. Class A (a)(b)	24,760	108,201
Five Below, Inc. (a)	19,790	4,123,049
Floor & Decor Holdings, Inc. Class A (a)(b)	37,767	4,337,540
Foot Locker, Inc.	27,963	751,366
Franchise Group, Inc. (b)	9,225	274,536
GameStop Corp. Class A (a)(b)	89,827	1,994,159
Gap, Inc. (b)	75,672	779,422
Genesco, Inc. (a)	4,612	130,105
Group 1 Automotive, Inc.	5,085	1,314,625
GrowGeneration Corp. (a)	21,926	87,265
Guess?, Inc. (b)	10,656	223,669
Haverty Furniture Companies, Inc.	4,472	159,203
Hibbett, Inc. (b)	4,821	223,694
Lands' End, Inc. (a)	4,194	39,340
Lazydays Holdings, Inc. (a)(b)	3,381	44,325
Leslie's, Inc. (a)	54,336	346,120
Lithia Motors, Inc. Class A (sub. vtg.)	9,782	3,037,604
LL Flooring Holdings, Inc. (a)	12,830	50,422
Lowe's Companies, Inc.	212,462	49,773,473
MarineMax, Inc. (a)	7,632	307,799
Monro, Inc.	10,742	393,694
Murphy U.S.A., Inc.	7,187	2,206,625
National Vision Holdings, Inc. (a)	27,515	595,149
O'Reilly Automotive, Inc. (a)	21,688	20,078,534
OneWater Marine, Inc. Class A (a)(b)	4,023	151,466
Overstock.com, Inc. (a)	17,016	620,574
Penske Automotive Group, Inc.	8,737	1,410,327
Petco Health & Wellness Co., Inc. (a)(b)	28,457	232,209
PetMed Express, Inc.	6,573	96,294
Rent the Runway, Inc. Class A (a)(b)	16,188	29,948
Revolve Group, Inc. (a)(b)	14,429	284,540
RH (a)	6,366	2,471,090
Ross Stores, Inc.	121,838	13,967,508
Sally Beauty Holdings, Inc. (a)	37,582	449,857
Shoe Carnival, Inc.	5,460	145,291
Signet Jewelers Ltd.	16,587	1,335,088
Sleep Number Corp. (a)	7,761	214,902
Sonic Automotive, Inc. Class A (sub. vtg.)	5,690	272,494
Sportsman's Warehouse Holdings, Inc. (a)	12,954	81,610
Stitch Fix, Inc. (a)(b)	28,889	147,623
The Aaron's Co., Inc.	10,942	173,102
The Buckle, Inc.	10,057	367,684
The Cato Corp. Class A (sub. vtg.)	5,869	49,887
The Children's Place, Inc. (a)(b)	4,677	147,045
The Container Store Group, Inc. (a)	10,974	40,165
The Home Depot, Inc.	360,797	120,448,470
The ODP Corp. (a)	12,198	608,436
The RealReal, Inc. (a)(b)	28,832	79,000
thredUP, Inc. (a)	25,010	88,035
Tilly's, Inc. (a)	9,072	78,654
TJX Companies, Inc.	410,489	35,519,613
Tractor Supply Co.	38,993	8,734,042
Ulta Beauty, Inc. (a)	17,830	7,930,784
Upbound Group, Inc.	17,762	615,098
Urban Outfitters, Inc. (a)	21,835	794,139
Valvoline, Inc.	49,310	1,872,301
Victoria's Secret & Co. (a)	27,551	564,520
Vroom, Inc. (a)(b)	47,260	109,171
Warby Parker, Inc. (a)(b)	21,896	327,126
Wayfair LLC Class A (a)	29,222	2,275,517
Williams-Sonoma, Inc.	23,392	3,243,067
Winmark Corp.	1,016	369,275
Zumiez, Inc. (a)	5,577	105,182
		349,325,710
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (a)(b)	38,047	57,071
Capri Holdings Ltd. (a)	44,551	1,644,377
Carter's, Inc. (b)	13,358	1,001,984
Columbia Sportswear Co.	12,748	1,002,120
Crocs, Inc. (a)	22,046	2,388,684
Deckers Outdoor Corp. (a)	9,414	5,118,298
Figs, Inc. Class A (a)(b)	44,723	329,161
Fossil Group, Inc. (a)	18,992	52,798
G-III Apparel Group Ltd. (a)	14,644	303,277
Hanesbrands, Inc. (b)	126,043	664,247
Kontoor Brands, Inc.	17,910	758,668
Levi Strauss & Co. Class A	35,029	527,887
lululemon athletica, Inc. (a)	41,269	15,621,555
Movado Group, Inc.	5,127	147,145
NIKE, Inc. Class B	438,937	48,454,255
Oxford Industries, Inc.	5,181	558,771
PVH Corp.	22,279	1,997,090
Ralph Lauren Corp.	14,690	1,929,238
Samsonite International SA (a)(d)	505,800	1,498,157
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	48,054	2,670,841
Steven Madden Ltd.	25,257	843,079
Tapestry, Inc.	82,505	3,560,091
Under Armour, Inc.:
Class A (sub. vtg.) (a)	67,314	542,551
Class C (non-vtg.) (a)	65,421	485,424
Unifi, Inc. (a)	5,211	41,219
VF Corp.	118,226	2,342,057
Wolverine World Wide, Inc.	27,471	348,058
		94,888,103
TOTAL CONSUMER DISCRETIONARY		1,735,030,827
CONSUMER STAPLES - 6.0%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	3,324	1,234,667
Brown-Forman Corp. Class B (non-vtg.)	64,949	4,585,399
Celsius Holdings, Inc. (a)(b)	14,537	2,103,504
Coca-Cola Bottling Co. Consolidated	1,629	1,031,825
Constellation Brands, Inc. Class A (sub. vtg.)	57,409	15,661,175
Duckhorn Portfolio, Inc. (a)	17,154	215,797
Keurig Dr. Pepper, Inc.	299,988	10,202,592
MGP Ingredients, Inc.	5,479	624,661
Molson Coors Beverage Co. Class B	66,773	4,658,752
Monster Beverage Corp.	272,191	15,648,261
National Beverage Corp. (a)(b)	8,393	443,570
PepsiCo, Inc.	490,939	92,031,425
The Coca-Cola Co.	1,387,259	85,912,950
The Vita Coco Co., Inc. (a)	8,443	223,064
		234,577,642
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	72,083	1,566,364
Andersons, Inc.	11,091	541,463
BJ's Wholesale Club Holdings, Inc. (a)	47,780	3,168,292
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	2,361	6
warrants 11/4/28 (a)	2,361	2
warrants 11/4/28 (a)	2,361	1
Casey's General Stores, Inc.	13,255	3,349,008
Chefs' Warehouse Holdings (a)	12,228	444,366
Costco Wholesale Corp.	158,040	88,608,287
Dollar General Corp.	78,038	13,177,497
Dollar Tree, Inc. (a)	74,050	11,428,137
Grocery Outlet Holding Corp. (a)	31,461	1,052,370
Ingles Markets, Inc. Class A	5,274	447,235
Kroger Co.	232,681	11,317,604
Performance Food Group Co. (a)	55,453	3,313,871
PriceSmart, Inc.	8,809	684,724
Rite Aid Corp. (a)(b)	19,545	31,663
SpartanNash Co.	12,270	275,339
Sprouts Farmers Market LLC (a)	37,308	1,464,339
Sysco Corp.	180,605	13,781,968
Target Corp.	164,386	22,433,757
U.S. Foods Holding Corp. (a)	80,648	3,446,089
United Natural Foods, Inc. (a)	20,865	433,992
Walgreens Boots Alliance, Inc.	255,034	7,643,369
Walmart, Inc.	500,013	79,932,078
Weis Markets, Inc.	5,616	372,565
		268,914,386
Food Products - 1.0%
Alico, Inc.	1,302	33,722
Archer Daniels Midland Co.	193,955	16,478,417
B&G Foods, Inc. Class A (b)	25,113	332,998
Benson Hill, Inc. (a)	42,900	59,631
Beyond Meat, Inc. (a)(b)	21,338	367,014
BRC, Inc. Class A (a)(b)	13,524	61,940
Bunge Ltd.	53,672	5,832,536
Cal-Maine Foods, Inc.	13,403	619,085
Calavo Growers, Inc.	6,114	230,681
Campbell Soup Co.	71,641	3,282,591
Conagra Brands, Inc.	170,298	5,587,477
Darling Ingredients, Inc. (a)	56,745	3,929,591
Flowers Foods, Inc.	68,202	1,685,271
Fresh Del Monte Produce, Inc.	10,427	277,150
Freshpet, Inc. (a)(b)	16,992	1,249,592
General Mills, Inc.	209,277	15,641,363
Hormel Foods Corp.	103,119	4,215,505
Hostess Brands, Inc. Class A (a)	46,923	1,128,029
Ingredion, Inc.	23,671	2,633,635
J&J Snack Foods Corp.	5,249	841,520
John B. Sanfilippo & Son, Inc.	3,286	357,878
Kellogg Co.	91,529	6,122,375
Lamb Weston Holdings, Inc.	51,901	5,378,501
Lancaster Colony Corp.	7,016	1,351,492
Lifecore Biomedical (a)(b)	9,843	102,958
McCormick & Co., Inc. (non-vtg.)	89,332	7,993,427
Mission Produce, Inc. (a)	15,823	183,863
Mondelez International, Inc.	485,314	35,976,327
Pilgrim's Pride Corp. (a)	15,714	389,236
Post Holdings, Inc. (a)	19,013	1,621,809
Seaboard Corp.	93	335,265
Seneca Foods Corp. Class A (a)	1,775	68,453
Sovos Brands, Inc. (a)	17,768	316,270
The Hain Celestial Group, Inc. (a)	31,045	393,340
The Hershey Co.	52,496	12,142,850
The J.M. Smucker Co.	38,069	5,735,095
The Kraft Heinz Co.	284,578	10,296,032
The Simply Good Foods Co. (a)	29,824	1,154,487
Tootsie Roll Industries, Inc.	7,059	246,077
TreeHouse Foods, Inc. (a)	17,723	914,684
Tyson Foods, Inc. Class A	101,666	5,664,830
Utz Brands, Inc. Class A	24,387	408,482
Vital Farms, Inc. (a)	9,921	116,076
Westrock Coffee Holdings (b)	6,229	69,111
Whole Earth Brands, Inc. Class A (a)(b)	12,713	51,488
		161,878,154
Household Products - 1.2%
Central Garden & Pet Co. (a)	5,417	219,280
Central Garden & Pet Co. Class A (non-vtg.) (a)	12,892	492,732
Church & Dwight Co., Inc.	86,996	8,322,907
Colgate-Palmolive Co.	295,666	22,547,489
Energizer Holdings, Inc.	24,280	866,796
Kimberly-Clark Corp.	120,285	15,528,794
Procter & Gamble Co.	839,922	131,279,809
Reynolds Consumer Products, Inc.	18,976	525,256
Spectrum Brands Holdings, Inc.	14,649	1,148,628
The Clorox Co.	43,990	6,663,605
WD-40 Co.	4,798	1,101,141
		188,696,437
Personal Care Products - 0.1%
BellRing Brands, Inc. (a)	46,922	1,686,846
Coty, Inc. Class A (a)	129,386	1,557,807
Edgewell Personal Care Co.	18,459	727,469
elf Beauty, Inc. (a)	17,984	2,099,092
Estee Lauder Companies, Inc. Class A	82,565	14,861,700
Herbalife Ltd. (a)	34,723	563,902
Inter Parfums, Inc.	6,336	947,612
MediFast, Inc.	4,198	427,734
Nu Skin Enterprises, Inc. Class A	17,091	502,304
The Beauty Health Co. (a)(b)	34,495	285,964
The Honest Co., Inc. (a)	21,936	33,123
USANA Health Sciences, Inc. (a)	4,198	272,492
		23,966,045
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	4,536	15,785
Altria Group, Inc.	636,248	28,898,384
Philip Morris International, Inc.	553,108	55,155,930
Turning Point Brands, Inc.	5,451	130,006
Universal Corp.	8,422	425,901
Vector Group Ltd.	45,994	603,441
		85,229,447
TOTAL CONSUMER STAPLES		963,262,111
ENERGY - 4.3%
Energy Equipment & Services - 0.5%
Archrock, Inc.	51,080	595,593
Baker Hughes Co. Class A	360,150	12,889,769
Bristow Group, Inc. (a)	9,389	288,900
Cactus, Inc.	23,052	1,170,581
Championx Corp.	70,029	2,493,032
Core Laboratories, Inc.	16,556	430,290
Diamond Offshore Drilling, Inc. (a)	35,676	564,751
DMC Global, Inc. (a)	5,938	111,991
Dril-Quip, Inc. (a)	11,687	302,576
Expro Group Holdings NV (a)	24,121	535,245
Halliburton Co.	320,952	12,542,804
Helix Energy Solutions Group, Inc. (a)	49,308	473,357
Helmerich & Payne, Inc.	37,237	1,667,100
Liberty Oilfield Services, Inc. Class A	55,541	914,760
Nabors Industries Ltd. (a)	3,076	376,779
Newpark Resources, Inc. (a)	30,303	167,273
Nextier Oilfield Solutions, Inc. (a)	54,944	654,932
Noble Corp. PLC	36,971	1,932,474
NOV, Inc.	139,112	2,793,369
Oceaneering International, Inc. (a)	36,479	818,954
Oil States International, Inc. (a)	22,410	180,176
Patterson-UTI Energy, Inc.	74,605	1,181,743
ProFrac Holding Corp. (a)(b)	11,185	143,951
ProPetro Holding Corp. (a)	35,580	371,455
RPC, Inc.	27,485	228,675
Schlumberger Ltd.	507,556	29,610,817
Select Water Solutions, Inc. Class A	31,080	261,383
Solaris Oilfield Infrastructure, Inc. Class A	9,618	105,125
TechnipFMC PLC	156,604	2,872,117
TETRA Technologies, Inc. (a)	43,462	195,144
Tidewater, Inc. (a)	17,975	1,134,402
Transocean Ltd. (United States) (a)(b)	250,554	2,204,875
U.S. Silica Holdings, Inc. (a)	27,820	361,938
Valaris Ltd. (a)	21,255	1,632,384
Weatherford International PLC (a)	23,346	1,940,053
		84,148,768
Oil, Gas & Consumable Fuels - 3.8%
Amplify Energy Corp. (a)(b)	12,160	89,254
Antero Midstream GP LP	119,799	1,430,400
Antero Resources Corp. (a)	97,939	2,619,868
APA Corp.	109,577	4,436,773
Arch Resources, Inc.	6,579	845,007
Ardmore Shipping Corp.	13,428	189,066
Berry Corp.	22,204	173,191
California Resources Corp.	25,653	1,368,588
Callon Petroleum Co. (a)	18,134	681,113
Centrus Energy Corp. Class A (a)	4,757	178,863
Cheniere Energy, Inc.	86,519	14,003,965
Chesapeake Energy Corp.	37,997	3,204,667
Chevron Corp.	620,955	101,625,495
Chord Energy Corp.	14,902	2,337,230
Civitas Resources, Inc. (b)	17,481	1,308,628
Clean Energy Fuels Corp. (a)(b)	64,332	317,157
CNX Resources Corp. (a)(b)	60,366	1,231,466
Comstock Resources, Inc. (b)	31,947	407,324
ConocoPhillips Co.	431,073	50,745,914
CONSOL Energy, Inc.	11,731	874,194
Coterra Energy, Inc.	269,459	7,420,901
Crescent Energy, Inc. Class A (b)	13,409	159,165
CVR Energy, Inc.	10,015	367,951
Delek U.S. Holdings, Inc.	24,148	666,243
Denbury, Inc. (a)	18,217	1,601,456
Devon Energy Corp.	228,426	12,335,004
Diamondback Energy, Inc.	64,455	9,495,511
Dorian LPG Ltd.	11,167	332,107
DT Midstream, Inc.	34,265	1,833,863
Earthstone Energy, Inc. (a)(b)	12,902	206,174
Enviva, Inc. (b)	11,290	152,076
EOG Resources, Inc.	208,287	27,604,276
EQT Corp.	128,643	5,426,162
Equitrans Midstream Corp.	153,754	1,594,429
Evolution Petroleum Corp.	13,086	122,223
Excelerate Energy, Inc.	6,772	143,702
Exxon Mobil Corp.	1,440,426	154,471,284
Gevo, Inc. (a)(b)	84,644	145,588
Green Plains, Inc. (a)	20,840	740,028
Gulfport Energy Corp. (a)	4,072	417,176
Hallador Energy Co. (a)	8,781	80,961
Hess Corp.	98,386	14,928,108
HF Sinclair Corp.	45,747	2,382,961
International Seaways, Inc.	14,467	620,490
Kinder Morgan, Inc.	702,433	12,440,088
Kinetik Holdings, Inc.	8,740	314,640
Kosmos Energy Ltd. (a)	162,496	1,153,722
Magnolia Oil & Gas Corp. Class A	59,793	1,324,415
Marathon Oil Corp.	219,446	5,764,846
Marathon Petroleum Corp.	151,140	20,104,643
Matador Resources Co.	40,579	2,257,410
Murphy Oil Corp.	51,789	2,240,910
New Fortress Energy, Inc.	16,718	477,299
Nextdecade Corp. (a)(b)	20,951	116,697
Northern Oil & Gas, Inc.	28,973	1,140,667
Occidental Petroleum Corp.	255,954	16,158,376
ONEOK, Inc.	159,247	10,675,919
Overseas Shipholding Group, Inc. (a)	24,314	99,444
Ovintiv, Inc. (b)	87,539	4,034,673
Par Pacific Holdings, Inc. (a)	19,660	618,897
PBF Energy, Inc. Class A	38,983	1,849,354
PDC Energy, Inc.	31,054	2,356,688
Peabody Energy Corp. (b)	41,355	928,006
Permian Resource Corp. Class A	83,040	970,738
Phillips 66 Co.	163,424	18,229,947
Pioneer Natural Resources Co.	83,253	18,787,705
Range Resources Corp.	85,701	2,693,582
Rex American Resources Corp. (a)	5,146	190,505
Riley Exploration Permian, Inc.	1,388	51,981
Ring Energy, Inc. (a)(b)	36,920	89,346
SandRidge Energy, Inc.	10,478	178,964
Scorpio Tankers, Inc.	19,676	925,559
SilverBow Resources, Inc. (a)	4,566	163,508
Sitio Royalties Corp.	29,352	802,484
SM Energy Co.	42,778	1,552,414
Southwestern Energy Co. (a)	390,726	2,531,904
Talos Energy, Inc. (a)	38,935	622,960
Targa Resources Corp.	80,589	6,607,492
Teekay Corp. (a)	23,564	156,936
Teekay Tankers Ltd.	8,447	368,374
Tellurian, Inc. (a)(b)	187,541	322,571
Texas Pacific Land Corp.	2,191	3,300,303
The Williams Companies, Inc.	433,873	14,946,925
Uranium Energy Corp. (a)(b)	132,113	475,607
VAALCO Energy, Inc.	36,392	161,944
Valero Energy Corp.	128,754	16,597,678
Vertex Energy, Inc. (a)(b)	23,122	121,853
Vital Energy, Inc. (a)(b)	6,907	364,551
Vitesse Energy, Inc. (b)	7,801	196,507
W&T Offshore, Inc. (a)(b)	31,886	139,661
World Kinect Corp.	21,594	486,729
		607,411,424
TOTAL ENERGY		691,560,192
FINANCIALS - 13.1%
Banks - 3.4%
1st Source Corp.	5,626	263,859
Amalgamated Financial Corp.	6,379	127,325
Amerant Bancorp, Inc. Class A	9,784	193,919
Ameris Bancorp	22,854	997,577
Associated Banc-Corp.	55,134	1,044,789
Atlantic Union Bankshares Corp.	26,688	853,482
Axos Financial, Inc. (a)	18,628	875,516
Banc of California, Inc.	19,045	270,629
BancFirst Corp.	6,144	613,786
Bancorp, Inc., Delaware (a)	19,478	738,216
Bank First National Corp. (b)	3,186	281,515
Bank of America Corp.	2,469,970	79,039,040
Bank of Hawaii Corp. (b)	14,310	817,530
Bank of Marin Bancorp	4,967	104,208
Bank OZK	38,533	1,685,048
BankUnited, Inc.	27,188	811,290
Banner Corp.	11,807	562,131
Berkshire Hills Bancorp, Inc.	16,899	385,466
BOK Financial Corp.	10,513	936,498
Bridgewater Bancshares, Inc. (a)	8,206	87,886
Brookline Bancorp, Inc., Delaware	33,770	360,664
Business First Bancshares, Inc.	8,104	165,727
Byline Bancorp, Inc.	7,175	157,491
Cadence Bank	64,331	1,611,492
Cambridge Bancorp	2,836	174,527
Camden National Corp.	4,650	160,797
Capitol Federal Financial, Inc.	42,319	280,575
Cathay General Bancorp	25,200	958,608
Central Pacific Financial Corp.	9,557	174,320
Citigroup, Inc.	693,537	33,053,973
Citizens Financial Group, Inc.	172,213	5,555,591
City Holding Co.	5,530	546,972
CNB Financial Corp., Pennsylvania	6,842	133,145
Coastal Financial Corp. of Washington (a)	3,953	178,557
Columbia Banking Systems, Inc.	75,356	1,684,207
Columbia Financial, Inc. (a)(b)	12,300	215,004
Comerica, Inc.	47,005	2,536,390
Commerce Bancshares, Inc.	40,658	2,162,192
Community Bank System, Inc.	18,968	1,021,047
Community Trust Bancorp, Inc.	5,035	193,243
ConnectOne Bancorp, Inc.	13,416	274,626
CrossFirst Bankshares, Inc. (a)	14,822	172,973
Cullen/Frost Bankers, Inc.	23,107	2,508,958
Customers Bancorp, Inc. (a)	10,786	452,796
CVB Financial Corp.	47,499	896,306
Dime Community Bancshares, Inc.	11,420	255,808
Eagle Bancorp, Inc.	10,484	290,407
East West Bancorp, Inc.	50,547	3,144,529
Eastern Bankshares, Inc.	58,109	820,499
Enterprise Financial Services Corp.	12,611	517,051
Equity Bancshares, Inc.	4,827	131,101
Esquire Financial Holdings, Inc.	2,359	117,820
Farmers National Banc Corp.	12,826	176,358
FB Financial Corp.	12,003	425,146
Fifth Third Bancorp	242,089	7,044,790
First Bancorp, North Carolina	14,078	465,700
First Bancorp, Puerto Rico	62,580	929,313
First Bancshares, Inc.	11,322	354,492
First Busey Corp.	16,878	365,577
First Citizens Bancshares, Inc.	4,231	6,055,830
First Commonwealth Financial Corp.	37,971	548,301
First Financial Bancorp, Ohio	34,577	798,383
First Financial Bankshares, Inc.	45,652	1,487,799
First Financial Corp., Indiana	3,822	146,039
First Foundation, Inc.	18,004	131,609
First Hawaiian, Inc.	45,999	951,719
First Horizon National Corp.	191,878	2,615,297
First Interstate Bancsystem, Inc.	31,539	906,115
First Merchants Corp.	20,543	659,841
First of Long Island Corp.	8,378	116,789
Flushing Financial Corp.	9,636	152,056
FNB Corp., Pennsylvania	130,257	1,665,987
Fulton Financial Corp.	60,477	864,821
German American Bancorp, Inc.	8,816	259,719
Glacier Bancorp, Inc.	39,074	1,277,720
Great Southern Bancorp, Inc.	2,889	159,848
Hancock Whitney Corp.	31,390	1,381,474
Hanmi Financial Corp.	9,825	186,675
HarborOne Bancorp, Inc.	14,039	147,269
Heartland Financial U.S.A., Inc.	13,018	447,038
Heritage Commerce Corp.	20,271	194,602
Heritage Financial Corp., Washington	11,408	214,014
Hilltop Holdings, Inc.	15,975	494,107
Hingham Institution for Savings	463	102,994
Home Bancshares, Inc.	66,927	1,626,995
HomeStreet, Inc.	7,290	67,068
HomeTrust Bancshares, Inc.	4,770	115,959
Hope Bancorp, Inc.	40,908	444,261
Horizon Bancorp, Inc. Indiana	13,085	162,123
Huntington Bancshares, Inc.	513,746	6,288,251
Independent Bank Corp.	15,954	961,229
Independent Bank Corp.	6,452	133,298
Independent Bank Group, Inc.	12,359	554,548
International Bancshares Corp.	19,494	967,682
JPMorgan Chase & Co.	1,041,146	164,459,422
Kearny Financial Corp.	21,525	184,900
KeyCorp	333,632	4,107,010
Lakeland Bancorp, Inc.	21,428	323,777
Lakeland Financial Corp.	9,248	512,709
Live Oak Bancshares, Inc.	12,267	464,551
M&T Bank Corp.	58,978	8,248,663
Mercantile Bank Corp.	4,770	167,522
Metropolitan Bank Holding Corp. (a)	3,963	179,484
Midland States Bancorp, Inc.	7,092	166,166
National Bank Holdings Corp.	12,793	439,567
NBT Bancorp, Inc.	14,848	552,346
New York Community Bancorp, Inc.	256,947	3,563,855
Nicolet Bankshares, Inc.	4,705	393,573
Northfield Bancorp, Inc.	14,808	180,361
Northwest Bancshares, Inc.	43,150	533,334
OceanFirst Financial Corp.	22,428	417,834
OFG Bancorp	17,950	601,146
Old National Bancorp, Indiana	102,920	1,752,728
Old Second Bancorp, Inc.	12,454	199,139
Origin Bancorp, Inc.	9,798	319,415
Pacific Premier Bancorp, Inc.	33,451	854,339
PacWest Bancorp	41,756	388,331
Park National Corp.	5,349	596,520
Pathward Financial, Inc.	9,805	509,468
Peapack-Gladstone Financial Corp.	5,283	154,422
Peoples Bancorp, Inc.	12,646	356,238
Pinnacle Financial Partners, Inc.	27,116	2,058,104
PNC Financial Services Group, Inc.	142,098	19,451,795
Popular, Inc.	25,416	1,843,931
Preferred Bank, Los Angeles	5,456	360,532
Premier Financial Corp.	12,807	277,400
Prosperity Bancshares, Inc.	34,210	2,166,177
Provident Bancorp, Inc.	10,149	98,039
Provident Financial Services, Inc.	25,429	471,454
QCR Holdings, Inc.	5,670	290,474
Regions Financial Corp.	333,178	6,786,836
Renasant Corp.	19,366	599,184
S&T Bancorp, Inc.	13,158	415,530
Sandy Spring Bancorp, Inc.	15,119	369,962
Seacoast Banking Corp., Florida	29,333	724,818
ServisFirst Bancshares, Inc.	17,657	1,053,770
Simmons First National Corp. Class A	46,176	932,293
Southern Missouri Bancorp, Inc.	4,448	213,815
Southside Bancshares, Inc.	10,060	334,093
Southstate Corp.	27,491	2,135,226
Stellar Bancorp, Inc.	17,229	428,313
Stock Yards Bancorp, Inc.	11,029	527,296
Synovus Financial Corp.	52,465	1,778,564
Texas Capital Bancshares, Inc. (a)	16,850	1,075,873
Tompkins Financial Corp.	5,059	304,349
TowneBank	24,833	627,778
Trico Bancshares	12,100	452,298
Triumph Bancorp, Inc. (a)	8,213	582,384
Truist Financial Corp.	474,330	15,757,243
Trustco Bank Corp., New York	6,088	185,014
Trustmark Corp.	21,042	552,563
U.S. Bancorp	496,688	19,708,580
UMB Financial Corp.	15,934	1,131,314
United Bankshares, Inc., West Virginia	48,140	1,609,802
United Community Bank, Inc.	40,287	1,171,143
Univest Corp. of Pennsylvania	9,348	182,286
Valley National Bancorp	148,710	1,525,765
Veritex Holdings, Inc.	18,835	405,141
Washington Federal, Inc.	23,203	720,221
Washington Trust Bancorp, Inc.	5,453	174,823
Webster Financial Corp.	62,564	2,960,528
Wells Fargo & Co.	1,336,625	61,698,610
WesBanco, Inc.	21,986	615,828
Westamerica Bancorp.	8,997	442,562
Western Alliance Bancorp.	38,961	2,024,024
Wintrust Financial Corp.	21,516	1,815,090
WSFS Financial Corp.	22,313	976,194
Zions Bancorp NA	52,546	2,009,885
		547,299,666
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	12,826	1,778,197
Ameriprise Financial, Inc.	37,099	12,927,147
Ares Management Corp.	57,162	5,671,614
Artisan Partners Asset Management, Inc. (b)	24,685	1,024,181
Assetmark Financial Holdings, Inc. (a)	7,841	234,446
Avantax, Inc. (a)	13,531	350,182
B. Riley Financial, Inc. (b)	5,872	326,072
Bakkt Holdings, Inc. Class A (a)(b)	29,191	48,165
Bank of New York Mellon Corp.	255,574	11,592,837
BGC Group, Inc. Class A	119,587	569,234
BlackRock, Inc. Class A	53,351	39,418,386
Blackstone, Inc.	251,491	26,353,742
Blue Owl Capital, Inc. Class A	125,922	1,551,359
Bridge Investment Group Holdings, Inc.	12,698	158,852
BrightSphere Investment Group, Inc.	10,813	230,101
Carlyle Group LP	77,383	2,758,704
Cboe Global Markets, Inc.	37,547	5,244,565
Charles Schwab Corp.	529,372	34,991,489
CME Group, Inc.	128,147	25,496,127
Cohen & Steers, Inc.	8,629	554,931
Coinbase Global, Inc. (a)(b)	59,222	5,839,881
Diamond Hill Investment Group, Inc.	931	168,986
Donnelley Financial Solutions, Inc. (a)	8,777	415,152
Evercore, Inc. Class A	12,651	1,708,644
FactSet Research Systems, Inc.	13,683	5,952,652
Federated Hermes, Inc.	29,895	1,011,348
Focus Financial Partners, Inc. Class A (a)	21,108	1,104,582
Franklin Resources, Inc.	101,523	2,968,533
Galaxy Digital Holdings Ltd. (a)(b)	36,171	177,474
GCM Grosvenor, Inc. Class A	14,808	116,243
Goldman Sachs Group, Inc.	118,428	42,144,972
Hamilton Lane, Inc. Class A	12,753	1,127,748
Houlihan Lokey	17,980	1,795,303
Interactive Brokers Group, Inc.	36,714	3,206,234
Intercontinental Exchange, Inc.	199,525	22,905,470
Invesco Ltd.	164,082	2,756,578
Janus Henderson Group PLC	47,047	1,380,829
Jefferies Financial Group, Inc.	66,503	2,446,645
KKR & Co. LP	205,814	12,221,235
Lazard Ltd. Class A	39,686	1,392,979
LPL Financial	27,644	6,340,428
MarketAxess Holdings, Inc.	13,432	3,616,163
Moelis & Co. Class A	23,948	1,169,381
Moody's Corp.	56,224	19,833,016
Morgan Stanley	464,090	42,492,080
Morningstar, Inc.	8,916	2,054,960
MSCI, Inc.	28,515	15,628,501
NASDAQ, Inc.	120,513	6,084,701
Northern Trust Corp.	74,233	5,947,548
Open Lending Corp. (a)	36,951	417,177
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,865	109,185
P10, Inc.	12,589	149,180
Perella Weinberg Partners Class A	16,342	161,459
Piper Jaffray Companies	5,378	787,124
PJT Partners, Inc.	8,705	690,394
Raymond James Financial, Inc.	67,865	7,469,901
Robinhood Markets, Inc. (a)	185,104	2,380,437
S&P Global, Inc.	116,861	46,102,833
SEI Investments Co.	36,202	2,280,364
State Street Corp.	118,976	8,618,621
StepStone Group, Inc. Class A	16,848	472,923
Stifel Financial Corp.	38,143	2,423,606
StoneX Group, Inc. (a)	6,250	575,063
T. Rowe Price Group, Inc.	79,897	9,848,104
TPG, Inc. (b)	18,129	533,536
Tradeweb Markets, Inc. Class A	40,802	3,337,196
Victory Capital Holdings, Inc.	10,049	333,225
Virtu Financial, Inc. Class A	33,084	614,039
Virtus Investment Partners, Inc.	2,356	484,700
WisdomTree Investments, Inc.	40,093	279,047
		473,356,711
Consumer Finance - 0.5%
Ally Financial, Inc.	107,836	3,293,311
American Express Co.	211,826	35,773,175
Bread Financial Holdings, Inc.	18,703	777,484
Capital One Financial Corp.	135,969	15,911,092
Credit Acceptance Corp. (a)(b)	2,162	1,203,369
Discover Financial Services	90,425	9,544,359
Encore Capital Group, Inc. (a)	8,706	465,771
Enova International, Inc. (a)	10,921	601,638
EZCORP, Inc. (non-vtg.) Class A (a)(b)	16,782	152,045
FirstCash Holdings, Inc.	13,028	1,241,308
Green Dot Corp. Class A (a)	15,779	308,479
LendingClub Corp. (a)	36,957	310,069
LendingTree, Inc. (a)	3,491	85,180
Navient Corp.	35,478	675,501
Nelnet, Inc. Class A	6,256	617,342
NerdWallet, Inc. (a)	11,603	130,070
OneMain Holdings, Inc.	42,588	1,936,902
Oportun Financial Corp. (a)	11,808	72,619
PRA Group, Inc. (a)	14,231	339,552
PROG Holdings, Inc. (a)	17,476	709,176
SLM Corp.	85,893	1,389,749
SoFi Technologies, Inc. (a)(b)	295,054	3,378,368
Synchrony Financial	152,410	5,264,241
Upstart Holdings, Inc. (a)(b)	25,362	1,742,116
World Acceptance Corp. (a)(b)	1,180	186,310
		86,109,226
Financial Services - 4.0%
A-Mark Precious Metals, Inc.	6,545	266,971
Affirm Holdings, Inc. (a)(b)	75,809	1,469,937
Apollo Global Management, Inc.	153,494	12,541,995
AvidXchange Holdings, Inc. (a)	48,726	604,690
Berkshire Hathaway, Inc. Class B (a)	635,362	223,622,010
Block, Inc. Class A (a)	193,786	15,605,587
Cannae Holdings, Inc. (a)	24,549	500,309
Cantaloupe, Inc. (a)	21,022	162,080
Cass Information Systems, Inc.	4,361	165,500
Enact Holdings, Inc.	10,244	278,637
Equitable Holdings, Inc.	118,145	3,389,580
Essent Group Ltd.	38,633	1,916,197
Euronet Worldwide, Inc. (a)	16,697	1,467,165
EVERTEC, Inc.	23,593	927,913
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	3,164	508,613
Fidelity National Information Services, Inc.	210,922	12,735,470
Fiserv, Inc. (a)	219,920	27,756,103
FleetCor Technologies, Inc. (a)	26,299	6,546,084
Flywire Corp. (a)	23,708	809,391
Global Payments, Inc.	93,182	10,273,316
i3 Verticals, Inc. Class A (a)	7,471	186,850
International Money Express, Inc. (a)	10,910	264,349
Jack Henry & Associates, Inc.	25,916	4,342,744
Jackson Financial, Inc.	20,507	677,141
Marqeta, Inc. Class A (a)	154,830	863,951
MasterCard, Inc. Class A	298,139	117,550,245
Merchants Bancorp	9,808	310,031
MGIC Investment Corp.	103,302	1,729,275
Mr. Cooper Group, Inc. (a)	24,754	1,434,989
NMI Holdings, Inc. (a)	30,629	818,101
Paymentus Holdings, Inc. (a)(b)	5,113	57,726
Payoneer Global, Inc. (a)	70,879	377,076
PayPal Holdings, Inc. (a)	397,351	30,127,153
PennyMac Financial Services, Inc.	10,784	811,280
Radian Group, Inc.	55,947	1,506,653
Remitly Global, Inc. (a)	36,561	704,896
Repay Holdings Corp. (a)	25,297	211,230
Rocket Companies, Inc. (a)(b)	43,981	480,712
Shift4 Payments, Inc. (a)	20,456	1,411,259
TFS Financial Corp.	16,063	233,074
The Western Union Co.	132,338	1,611,877
Toast, Inc. (a)(b)	119,919	2,646,612
UWM Holdings Corp. Class A (b)	32,802	215,181
Visa, Inc. Class A	576,569	137,067,748
Voya Financial, Inc.	35,084	2,605,338
Walker & Dunlop, Inc.	11,300	1,028,074
WEX, Inc. (a)	15,345	2,905,576
		633,726,689
Insurance - 2.1%
AFLAC, Inc.	195,954	14,175,312
Allstate Corp.	93,566	10,543,017
AMBAC Financial Group, Inc. (a)	16,002	226,268
American Equity Investment Life Holding Co.	22,462	1,205,536
American Financial Group, Inc.	24,753	3,010,212
American International Group, Inc.	257,794	15,539,822
Amerisafe, Inc.	6,418	334,506
Aon PLC	72,777	23,179,475
Arch Capital Group Ltd. (a)	132,598	10,301,539
Argo Group International Holdings, Ltd.	12,786	379,744
Arthur J. Gallagher & Co.	76,324	16,394,395
Assurant, Inc.	19,004	2,556,228
Assured Guaranty Ltd.	21,648	1,294,117
Axis Capital Holdings Ltd.	27,380	1,509,186
Brighthouse Financial, Inc. (a)	24,094	1,256,020
Brown & Brown, Inc.	83,861	5,908,007
BRP Group, Inc. (a)	23,228	578,609
Chubb Ltd.	147,537	30,158,038
Cincinnati Financial Corp.	55,917	6,015,551
CNO Financial Group, Inc.	42,114	1,083,172
eHealth, Inc. (a)	10,196	77,082
Employers Holdings, Inc.	9,793	378,304
Enstar Group Ltd. (a)	4,932	1,262,000
Erie Indemnity Co. Class A	8,849	1,964,124
Everest Re Group Ltd.	15,245	5,495,975
Fidelity National Financial, Inc.	96,734	3,789,071
First American Financial Corp.	36,714	2,326,933
Genworth Financial, Inc. Class A (a)	173,792	1,018,421
Globe Life, Inc.	31,518	3,535,374
Goosehead Insurance (a)	8,402	561,842
Hagerty, Inc. Class A (a)(b)	11,741	103,673
Hanover Insurance Group, Inc.	12,568	1,426,217
Hartford Financial Services Group, Inc.	110,422	7,937,133
HCI Group, Inc. (b)	2,402	150,870
Hippo Holdings, Inc. (a)(b)	5,774	99,313
Horace Mann Educators Corp.	15,103	455,053
James River Group Holdings Ltd.	14,328	264,925
Kemper Corp.	22,617	1,152,788
Kinsale Capital Group, Inc.	7,760	2,891,609
Lemonade, Inc. (a)(b)	16,246	377,720
Lincoln National Corp.	54,788	1,536,256
Loews Corp.	67,228	4,211,834
Markel Group, Inc. (a)	4,753	6,890,472
Marsh & McLennan Companies, Inc.	176,363	33,230,316
MBIA, Inc. (a)	18,788	164,207
Mercury General Corp.	9,003	289,717
MetLife, Inc.	228,984	14,419,122
National Western Life Group, Inc.	861	363,058
Old Republic International Corp.	97,741	2,694,719
Oscar Health, Inc. (a)	40,787	306,718
Palomar Holdings, Inc. (a)	9,425	570,778
Primerica, Inc.	12,981	2,761,059
Principal Financial Group, Inc.	80,280	6,411,964
ProAssurance Corp.	19,550	328,440
Progressive Corp.	208,510	26,268,090
Prudential Financial, Inc.	129,848	12,529,034
Reinsurance Group of America, Inc.	23,678	3,323,207
RenaissanceRe Holdings Ltd.	17,836	3,331,051
RLI Corp.	14,387	1,919,370
Ryan Specialty Group Holdings, Inc. (a)	33,099	1,434,511
Safety Insurance Group, Inc.	5,527	397,944
Selective Insurance Group, Inc.	21,431	2,211,465
Selectquote, Inc. (a)	43,006	81,281
Siriuspoint Ltd. (a)	29,841	278,715
Stewart Information Services Corp.	9,464	446,038
The Travelers Companies, Inc.	82,267	14,200,107
Trupanion, Inc. (a)(b)	12,765	393,800
United Fire Group, Inc.	8,220	197,609
Universal Insurance Holdings, Inc.	9,456	146,852
Unum Group	66,083	3,212,295
W.R. Berkley Corp.	71,489	4,410,156
White Mountains Insurance Group Ltd.	917	1,418,617
Willis Towers Watson PLC	37,901	8,009,618
		339,305,601
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	213,240	2,172,916
Annaly Capital Management, Inc.	175,601	3,527,824
Apollo Commercial Real Estate Finance, Inc.	47,857	564,713
Arbor Realty Trust, Inc. (b)	64,956	1,098,406
Ares Commercial Real Estate Corp.	21,686	231,173
Armour Residential REIT, Inc.	75,038	383,444
Blackstone Mortgage Trust, Inc. (b)	61,126	1,405,287
BrightSpire Capital, Inc.	46,901	345,191
Cherry Hill Mortgage Investment Corp. (b)	6,487	28,218
Chimera Investment Corp.	79,963	502,168
Claros Mortgage Trust, Inc.	42,483	523,391
Dynex Capital, Inc.	21,837	284,973
Ellington Financial LLC	23,986	324,291
Franklin BSP Realty Trust, Inc.	28,311	404,847
Granite Point Mortgage Trust, Inc.	16,503	94,562
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,691	984,112
Invesco Mortgage Capital, Inc.	13,359	160,442
KKR Real Estate Finance Trust, Inc.	19,604	244,266
Ladder Capital Corp. Class A	38,467	422,752
MFA Financial, Inc.	30,817	346,999
New York Mortgage Trust, Inc.	32,033	325,135
Orchid Island Capital, Inc.	11,559	120,445
PennyMac Mortgage Investment Trust	32,254	412,206
Ready Capital Corp.	58,682	678,951
Redwood Trust, Inc.	42,661	321,237
Rithm Capital Corp.	174,018	1,754,101
Starwood Property Trust, Inc. (b)	112,336	2,329,849
TPG RE Finance Trust, Inc.	23,761	185,336
Two Harbors Investment Corp.	34,011	456,088
		20,633,323
TOTAL FINANCIALS		2,100,431,216
HEALTH CARE - 13.0%
Biotechnology - 2.4%
2seventy bio, Inc. (a)(b)	18,936	143,724
4D Molecular Therapeutics, Inc. (a)	13,624	249,319
Aadi Bioscience, Inc. (a)(b)	9,036	48,162
AbbVie, Inc.	628,438	94,001,756
ACADIA Pharmaceuticals, Inc. (a)	43,119	1,260,800
Actinium Pharmaceuticals, Inc. (a)(b)	9,174	65,319
Adicet Bio, Inc. (a)	10,318	27,549
ADMA Biologics, Inc. (a)	79,016	327,916
Aerovate Therapeutics, Inc. (a)	4,130	72,069
Agenus, Inc. (a)	106,615	162,055
Agios Pharmaceuticals, Inc. (a)	20,598	546,259
Akero Therapeutics, Inc. (a)	13,424	582,602
Aldeyra Therapeutics, Inc. (a)	16,426	133,297
Alector, Inc. (a)	20,250	138,915
Alkermes PLC (a)	58,444	1,711,240
Allakos, Inc. (a)	27,954	150,393
Allogene Therapeutics, Inc. (a)	30,717	152,356
Allovir, Inc. (a)(b)	15,355	50,518
Alnylam Pharmaceuticals, Inc. (a)	44,242	8,644,887
Altimmune, Inc. (a)	18,402	60,911
ALX Oncology Holdings, Inc. (a)(b)	8,781	53,652
Amgen, Inc.	190,240	44,544,696
Amicus Therapeutics, Inc. (a)	88,646	1,207,359
AnaptysBio, Inc. (a)(b)	7,760	152,950
Anavex Life Sciences Corp. (a)(b)	26,175	215,944
Anika Therapeutics, Inc. (a)	6,166	143,853
Annexon, Inc. (a)	14,628	50,467
Apellis Pharmaceuticals, Inc. (a)	35,242	907,482
Arbutus Biopharma Corp. (a)(b)	46,823	101,606
Arcellx, Inc. (a)	10,917	373,907
Arcturus Therapeutics Holdings, Inc. (a)(b)	8,899	311,109
Arcus Biosciences, Inc. (a)	20,117	400,328
Arcutis Biotherapeutics, Inc. (a)	15,290	166,814
Ardelyx, Inc. (a)	74,390	293,097
Arrowhead Pharmaceuticals, Inc. (a)	38,233	1,319,803
Ars Pharmaceuticals, Inc. (a)	12,721	93,499
Atara Biotherapeutics, Inc. (a)	34,659	76,596
Avid Bioservices, Inc. (a)	22,024	278,824
Avidity Biosciences, Inc. (a)	24,506	233,052
Beam Therapeutics, Inc. (a)(b)	23,511	725,785
BioAtla, Inc. (a)(b)	16,766	50,130
BioCryst Pharmaceuticals, Inc. (a)(b)	65,565	484,525
Biogen, Inc. (a)	51,437	13,897,763
Biohaven Ltd.	22,589	449,069
BioMarin Pharmaceutical, Inc. (a)	66,836	5,876,889
Biomea Fusion, Inc. (a)	8,354	185,877
BioXcel Therapeutics, Inc. (a)(b)	6,995	63,934
bluebird bio, Inc. (a)(b)	38,658	151,926
Blueprint Medicines Corp. (a)	21,322	1,407,252
BridgeBio Pharma, Inc. (a)(b)	42,352	1,482,744
C4 Therapeutics, Inc. (a)	17,423	67,775
CareDx, Inc. (a)	19,959	217,753
Caribou Biosciences, Inc. (a)(b)	20,581	147,977
Carisma Therapeutics, Inc. rights (a)(c)	58,324	1
Catalyst Pharmaceutical Partners, Inc. (a)	33,853	468,187
Celldex Therapeutics, Inc. (a)	17,647	623,998
Cerevel Therapeutics Holdings (a)	22,406	685,400
Chimerix, Inc. (a)	42,389	50,019
Chinook Therapeutics, Inc. (a)	16,925	663,122
Cogent Biosciences, Inc. (a)	30,962	402,196
Coherus BioSciences, Inc. (a)(b)	25,717	123,956
Crinetics Pharmaceuticals, Inc. (a)	14,611	277,609
CRISPR Therapeutics AG (a)(b)	27,948	1,602,259
Cullinan Oncology, Inc. (a)	12,040	127,504
Cytokinetics, Inc. (a)	33,726	1,124,762
CytomX Therapeutics, Inc. (a)	18,198	31,665
Day One Biopharmaceuticals, Inc. (a)	15,856	209,933
Deciphera Pharmaceuticals, Inc. (a)	19,474	263,288
Denali Therapeutics, Inc. (a)	38,845	1,104,363
DermTech, Inc. (a)(b)	7,943	25,735
Design Therapeutics, Inc. (a)(b)	10,115	82,336
Dynavax Technologies Corp. (a)(b)	44,019	615,826
Dyne Therapeutics, Inc. (a)	10,499	127,878
Eagle Pharmaceuticals, Inc. (a)	3,834	79,594
Editas Medicine, Inc. (a)(b)	24,103	211,624
Emergent BioSolutions, Inc. (a)	16,729	115,096
Enanta Pharmaceuticals, Inc. (a)	6,260	118,752
EQRx, Inc. (a)	81,584	139,509
Erasca, Inc. (a)(b)	30,880	81,523
Exact Sciences Corp. (a)	64,098	6,252,119
Exelixis, Inc. (a)	116,496	2,296,136
Fate Therapeutics, Inc. (a)(b)	27,006	111,535
FibroGen, Inc. (a)	38,031	78,344
G1 Therapeutics, Inc. (a)(b)	19,501	46,802
Generation Bio Co. (a)	19,632	99,731
Geron Corp. (a)	158,239	512,694
Gilead Sciences, Inc.	444,010	33,806,921
Gossamer Bio, Inc. (a)(b)	25,036	33,799
Gritstone Bio, Inc. (a)(b)	26,754	52,705
Halozyme Therapeutics, Inc. (a)	47,421	2,037,206
Heron Therapeutics, Inc. (a)(b)	34,676	57,562
HilleVax, Inc. (a)	5,527	84,121
Horizon Therapeutics PLC (a)	80,577	8,079,456
Icosavax, Inc. (a)	7,220	63,753
Ideaya Biosciences, Inc. (a)	17,788	397,740
IGM Biosciences, Inc. (a)(b)	2,824	30,047
ImmunityBio, Inc. (a)(b)	50,909	112,000
ImmunoGen, Inc. (a)	82,921	1,477,652
Immunovant, Inc. (a)	19,859	453,381
Incyte Corp. (a)	65,604	4,180,287
Inhibrx, Inc. (a)(b)	10,234	205,192
Inovio Pharmaceuticals, Inc. (a)	91,783	48,829
Inozyme Pharma, Inc. (a)	12,500	63,750
Insmed, Inc. (a)	48,142	1,063,457
Intellia Therapeutics, Inc. (a)	31,520	1,334,242
Intercept Pharmaceuticals, Inc. (a)	13,897	150,088
Ionis Pharmaceuticals, Inc. (a)	50,267	2,082,562
Iovance Biotherapeutics, Inc. (a)	70,376	510,930
Ironwood Pharmaceuticals, Inc. Class A (a)	44,901	497,952
iTeos Therapeutics, Inc. (a)	8,517	119,749
Janux Therapeutics, Inc. (a)	5,913	82,782
Kalvista Pharmaceuticals, Inc. (a)	8,523	86,082
Karuna Therapeutics, Inc. (a)	10,835	2,164,508
Karyopharm Therapeutics, Inc. (a)(b)	39,592	71,266
Keros Therapeutics, Inc. (a)	6,357	266,231
Kezar Life Sciences, Inc. (a)	22,238	49,813
Kiniksa Pharmaceuticals Ltd. (a)	10,320	194,429
Kodiak Sciences, Inc. (a)	10,723	32,062
Krystal Biotech, Inc. (a)	7,766	1,002,591
Kura Oncology, Inc. (a)(b)	21,084	220,117
Kymera Therapeutics, Inc. (a)	13,577	297,065
Lyell Immunopharma, Inc. (a)(b)	52,428	151,517
Macrogenics, Inc. (a)	19,378	92,433
Madrigal Pharmaceuticals, Inc. (a)	4,659	956,493
MannKind Corp. (a)	90,125	411,871
Mersana Therapeutics, Inc. (a)	30,253	37,060
MiMedx Group, Inc. (a)	41,825	337,528
Mirati Therapeutics, Inc. (a)	18,233	551,913
Mirum Pharmaceuticals, Inc. (a)(b)	8,295	213,679
Moderna, Inc. (a)	116,702	13,731,157
Morphic Holding, Inc. (a)	12,919	732,895
Myriad Genetics, Inc. (a)	28,614	639,523
Natera, Inc. (a)	40,744	1,842,444
NeoImmuneTech, Inc. (depository receipt) unit (a)	18,440	29,153
Neurocrine Biosciences, Inc. (a)	34,893	3,555,248
Nkarta, Inc. (a)(b)	9,727	22,275
Novavax, Inc. (a)(b)	33,297	308,996
Nurix Therapeutics, Inc. (a)	15,408	149,612
Nuvalent, Inc. Class A (a)(b)	9,086	452,937
Ocugen, Inc. (a)(b)	100,598	61,868
Omniab, Inc. (c)	2,111	8,465
Omniab, Inc. (c)	2,111	8,022
Organogenesis Holdings, Inc. Class A (a)	26,838	114,598
ORIC Pharmaceuticals, Inc. (a)(b)	12,846	107,393
PDL BioPharma, Inc. (a)(c)	20,940	8,848
PDS Biotechnology Corp. (a)(b)	12,641	72,243
PMV Pharmaceuticals, Inc. (a)(b)	12,762	83,463
Point Biopharma Global, Inc. (a)(b)	27,108	242,346
Poseida Therapeutics, Inc. (a)(b)	27,985	48,414
Precigen, Inc. (a)	54,612	75,911
ProKidney Corp. (a)(b)	6,143	78,753
Protagonist Therapeutics, Inc. (a)	19,404	376,438
Prothena Corp. PLC (a)	14,384	990,626
PTC Therapeutics, Inc. (a)	26,763	1,079,619
Puma Biotechnology, Inc. (a)	16,692	60,425
RAPT Therapeutics, Inc. (a)	8,799	210,296
Recursion Pharmaceuticals, Inc. (a)(b)	46,970	663,216
Regeneron Pharmaceuticals, Inc. (a)	38,420	28,504,182
REGENXBIO, Inc. (a)	13,428	255,132
Relay Therapeutics, Inc. (a)(b)	31,105	391,923
Repligen Corp. (a)	18,391	3,155,160
Replimune Group, Inc. (a)	14,947	314,933
Revolution Medicines, Inc. (a)	33,532	880,215
Rhythm Pharmaceuticals, Inc. (a)	15,411	274,932
Rigel Pharmaceuticals, Inc. (a)	69,000	95,220
Rocket Pharmaceuticals, Inc. (a)	20,344	367,209
Sage Therapeutics, Inc. (a)	18,405	638,285
Sana Biotechnology, Inc. (a)(b)	31,580	185,059
Sangamo Therapeutics, Inc. (a)	46,122	60,650
Sarepta Therapeutics, Inc. (a)	33,129	3,590,852
Scholar Rock Holding Corp. (a)	12,532	88,977
Seagen, Inc. (a)	49,391	9,472,206
Selecta Biosciences, Inc. (a)(b)	43,098	46,977
Seres Therapeutics, Inc. (a)(b)	32,368	155,690
SpringWorks Therapeutics, Inc. (a)(b)	15,448	484,758
Stoke Therapeutics, Inc. (a)(b)	8,768	58,220
Sutro Biopharma, Inc. (a)	18,800	84,036
Syndax Pharmaceuticals, Inc. (a)	22,170	472,664
Tango Therapeutics, Inc. (a)	20,718	70,027
TG Therapeutics, Inc. (a)	50,800	1,051,052
Travere Therapeutics, Inc. (a)	24,074	413,832
Twist Bioscience Corp. (a)(b)	19,966	485,972
Ultragenyx Pharmaceutical, Inc. (a)	24,812	1,069,893
uniQure B.V. (a)	13,739	142,473
United Therapeutics Corp. (a)	16,658	4,043,230
Vanda Pharmaceuticals, Inc. (a)	24,119	139,408
Vaxart, Inc. (a)(b)	41,382	33,859
Vaxcyte, Inc. (a)	27,570	1,325,014
Vera Therapeutics, Inc. (a)	11,503	215,911
Veracyte, Inc. (a)(b)	25,265	693,524
Vericel Corp. (a)	16,343	587,041
Vertex Pharmaceuticals, Inc. (a)	91,694	32,307,464
Verve Therapeutics, Inc. (a)(b)	15,597	319,583
Viking Therapeutics, Inc. (a)	31,569	457,751
Vir Biotechnology, Inc. (a)	27,019	380,428
Viridian Therapeutics, Inc. (a)	14,743	276,579
Voyager Therapeutics, Inc. (a)	10,924	101,812
X4 Pharmaceuticals, Inc. (a)	53,571	95,892
Xencor, Inc. (a)	20,514	498,285
Y-mAbs Therapeutics, Inc. (a)	11,046	67,270
Zentalis Pharmaceuticals, Inc. (a)	20,631	551,054
		388,240,619
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	619,551	68,974,613
Align Technology, Inc. (a)	25,338	9,574,977
Alphatec Holdings, Inc. (a)	28,906	510,769
Angiodynamics, Inc. (a)	13,521	117,497
Artivion, Inc. (a)	13,796	240,326
Atricure, Inc. (a)	16,607	919,197
Atrion Corp.	466	261,244
Avanos Medical, Inc. (a)	16,327	399,522
AxoGen, Inc. (a)	16,789	145,057
Axonics Modulation Technologies, Inc. (a)	18,203	1,098,915
Baxter International, Inc.	179,930	8,138,234
Becton, Dickinson & Co.	101,180	28,190,772
Beyond Air, Inc. (a)(b)	8,539	30,826
Boston Scientific Corp. (a)	512,139	26,554,407
Butterfly Network, Inc. Class A (a)(b)	55,173	141,795
Cerus Corp. (a)	61,686	189,376
CONMED Corp. (b)	10,783	1,305,282
Cutera, Inc. (a)(b)	6,066	121,381
CVRx, Inc. (a)	4,183	75,001
Dentsply Sirona, Inc.	75,548	3,136,753
DexCom, Inc. (a)	138,057	17,196,380
Edwards Lifesciences Corp. (a)	215,906	17,719,405
Embecta Corp.	20,986	447,841
Enovis Corp. (a)	17,383	1,110,774
Envista Holdings Corp. (a)	58,999	2,030,156
GE Healthcare Holding LLC	139,212	10,858,536
Glaukos Corp. (a)	17,074	1,317,088
Globus Medical, Inc. (a)	28,664	1,727,579
Haemonetics Corp. (a)	17,848	1,646,300
Hologic, Inc. (a)	87,612	6,958,145
ICU Medical, Inc. (a)(b)	7,141	1,272,383
IDEXX Laboratories, Inc. (a)	29,553	16,393,936
Inari Medical, Inc. (a)	18,488	1,055,110
Inogen, Inc. (a)	8,109	66,251
Inspire Medical Systems, Inc. (a)	10,367	2,983,726
Insulet Corp. (a)	24,790	6,860,633
Integer Holdings Corp. (a)	11,731	1,084,883
Integra LifeSciences Holdings Corp. (a)	25,931	1,179,083
Intuitive Surgical, Inc. (a)	124,821	40,491,932
iRhythm Technologies, Inc. (a)	10,748	1,129,185
Lantheus Holdings, Inc. (a)	24,285	2,100,410
LeMaitre Vascular, Inc.	6,821	431,292
LivaNova PLC (a)	19,097	1,116,220
Masimo Corp. (a)	17,244	2,108,941
Medtronic PLC	473,983	41,596,748
Merit Medical Systems, Inc. (a)	20,356	1,519,983
Neogen Corp. (a)	76,485	1,773,687
Nevro Corp. (a)	12,467	311,550
Novocure Ltd. (a)(b)	32,337	1,055,480
NuVasive, Inc. (a)	19,249	793,251
Omnicell, Inc. (a)	15,918	1,005,222
OraSure Technologies, Inc. (a)	29,028	137,012
Orthofix International NV (a)	11,754	231,436
OrthoPediatrics Corp. (a)	6,480	270,540
Outset Medical, Inc. (a)(b)	17,063	351,157
Paragon 28, Inc. (a)	10,721	189,440
Penumbra, Inc. (a)	13,648	4,140,257
PROCEPT BioRobotics Corp. (a)	11,502	396,129
Pulmonx Corp. (a)	14,425	201,950
QuidelOrtho Corp. (a)	19,451	1,699,239
ResMed, Inc.	52,324	11,634,241
RxSight, Inc. (a)	6,672	222,645
Semler Scientific, Inc. (a)	2,238	54,943
Senseonics Holdings, Inc. (a)(b)	177,049	160,389
Shockwave Medical, Inc. (a)	13,067	3,405,260
SI-BONE, Inc. (a)	11,454	295,055
Sight Sciences, Inc. (a)(b)	9,593	84,418
Silk Road Medical, Inc. (a)	13,700	312,908
Staar Surgical Co. (a)	17,039	933,226
STERIS PLC	35,353	7,973,869
Stryker Corp.	120,375	34,115,479
SurModics, Inc. (a)	4,852	155,604
Tactile Systems Technology, Inc. (a)	7,913	181,287
Tandem Diabetes Care, Inc. (a)	22,828	797,154
Teleflex, Inc.	16,673	4,187,757
The Cooper Companies, Inc.	17,618	6,893,219
TransMedics Group, Inc. (a)	11,616	1,082,379
Treace Medical Concepts, Inc. (a)	12,168	277,309
UFP Technologies, Inc. (a)	2,425	472,063
Varex Imaging Corp. (a)	14,673	341,734
Zimmer Biomet Holdings, Inc.	74,250	10,257,638
Zimvie, Inc. (a)	7,092	97,302
Zomedica Corp. (a)(b)	388,844	81,657
Zynex, Inc. (a)(b)	7,218	70,448
		429,173,198
Health Care Providers & Services - 2.7%
23andMe Holding Co. Class A (a)(b)	101,077	194,068
Acadia Healthcare Co., Inc. (a)	32,937	2,603,011
Accolade, Inc. (a)	23,250	349,215
AdaptHealth Corp. (a)(b)	28,086	385,902
Addus HomeCare Corp. (a)	5,723	524,055
Agiliti, Inc. (a)(b)	12,700	218,059
agilon health, Inc. (a)(b)	103,702	1,985,893
Alignment Healthcare, Inc. (a)	29,412	182,649
Amedisys, Inc. (a)	11,650	1,058,286
AmerisourceBergen Corp.	57,732	10,790,111
AMN Healthcare Services, Inc. (a)	14,155	1,516,708
Apollo Medical Holdings, Inc. (a)(b)	14,057	514,908
Brookdale Senior Living, Inc. (a)	67,922	239,085
Cano Health, Inc. (a)	71,732	105,446
Cardinal Health, Inc.	90,542	8,281,877
CareMax, Inc. Class A (a)	27,088	64,740
Castle Biosciences, Inc. (a)	9,376	157,986
Centene Corp. (a)	195,366	13,302,498
Chemed Corp.	5,362	2,794,085
Cigna Group	105,388	31,099,999
Clover Health Investments Corp. (a)(b)	116,900	146,125
Community Health Systems, Inc. (a)	46,715	205,079
Corvel Corp. (a)	3,314	677,912
Cross Country Healthcare, Inc. (a)	12,090	311,922
CVS Health Corp.	456,631	34,105,769
DaVita HealthCare Partners, Inc. (a)	19,676	2,006,755
DocGo, Inc. Class A (a)	29,540	247,841
Elevance Health, Inc.	84,436	39,822,551
Encompass Health Corp.	35,684	2,356,215
Enhabit Home Health & Hospice (a)	17,436	239,396
Fulgent Genetics, Inc. (a)	7,885	306,175
GeneDx Holdings Corp. Class A (a)(b)	6,267	46,438
Guardant Health, Inc. (a)	41,041	1,601,420
HCA Holdings, Inc.	73,494	20,049,898
HealthEquity, Inc. (a)	30,325	2,060,281
Henry Schein, Inc. (a)	46,517	3,665,074
Hims & Hers Health, Inc. (a)(b)	44,325	397,595
Humana, Inc.	44,499	20,328,478
Invitae Corp. (a)(b)	83,632	118,757
Laboratory Corp. of America Holdings	31,527	6,744,571
LifeStance Health Group, Inc. (a)	32,860	308,555
McKesson Corp.	48,299	19,435,518
Modivcare, Inc. (a)	4,669	204,222
Molina Healthcare, Inc. (a)	20,725	6,310,555
National Healthcare Corp.	5,149	303,894
National Research Corp. Class A	5,245	225,063
NeoGenomics, Inc. (a)	45,112	781,791
Opko Health, Inc. (a)	144,114	268,052
Option Care Health, Inc. (a)	58,695	1,982,717
Owens & Minor, Inc. (a)	26,998	519,442
Patterson Companies, Inc.	31,266	1,028,339
Pediatrix Medical Group, Inc. (a)	29,934	410,994
Pennant Group, Inc. (a)	9,642	110,690
PetIQ, Inc. Class A (a)	9,414	157,590
Premier, Inc.	42,158	1,169,885
Privia Health Group, Inc. (a)	33,666	939,955
Progyny, Inc. (a)	27,374	1,143,138
Quest Diagnostics, Inc.	39,851	5,388,254
R1 RCM, Inc. (a)	48,584	839,532
RadNet, Inc. (a)	20,723	685,517
Select Medical Holdings Corp.	37,367	1,121,384
Surgery Partners, Inc. (a)	25,053	967,797
Tenet Healthcare Corp. (a)	36,244	2,708,514
The Ensign Group, Inc.	19,777	1,915,798
The Joint Corp. (a)	6,125	82,688
U.S. Physical Therapy, Inc.	5,364	623,672
UnitedHealth Group, Inc.	331,677	167,951,282
Universal Health Services, Inc. Class B	22,367	3,108,118
		432,499,789
Health Care Technology - 0.1%
American Well Corp. (a)	83,104	203,605
Certara, Inc. (a)	37,983	739,529
Computer Programs & Systems, Inc. (a)	5,009	131,336
Definitive Healthcare Corp. (a)(b)	12,689	150,111
Doximity, Inc. (a)(b)	41,836	1,494,800
Evolent Health, Inc. (a)(b)	34,543	1,049,762
GoodRx Holdings, Inc. (a)	30,202	279,066
Health Catalyst, Inc. (a)	18,886	264,971
HealthStream, Inc.	8,543	192,047
MultiPlan Corp. Class A (a)(b)	86,622	186,237
Nextgen Healthcare, Inc. (a)	20,881	347,251
OptimizeRx Corp. (a)	5,891	82,179
Phreesia, Inc. (a)	19,639	622,949
Schrodinger, Inc. (a)(b)	19,000	993,890
Sharecare, Inc. Class A (a)	107,369	149,243
Simulations Plus, Inc.	6,316	314,537
Teladoc Health, Inc. (a)(b)	57,788	1,720,349
Veeva Systems, Inc. Class A (a)	51,832	10,585,131
Veradigm, Inc. (a)	41,489	560,931
		20,067,924
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	35,075	2,209,024
Adaptive Biotechnologies Corp. (a)	40,340	340,470
Agilent Technologies, Inc.	105,249	12,816,171
Akoya Biosciences, Inc. (a)	10,121	69,835
Avantor, Inc. (a)	239,936	4,935,484
Azenta, Inc. (a)	23,365	1,097,688
Bio-Rad Laboratories, Inc. Class A (a)	7,586	3,075,061
Bio-Techne Corp.	56,122	4,680,575
BioLife Solutions, Inc. (a)(b)	12,792	254,305
BioNano Genomics, Inc. (a)(b)	120,168	70,623
Bruker Corp.	35,782	2,458,939
Charles River Laboratories International, Inc. (a)	18,156	3,804,408
Codexis, Inc. (a)	23,624	85,046
CryoPort, Inc. (a)	16,996	273,126
Cytek Biosciences, Inc. (a)(b)	29,157	261,247
Danaher Corp.	236,563	60,337,759
Fortrea Holdings, Inc.	31,216	997,663
Illumina, Inc. (a)	56,279	10,814,010
IQVIA Holdings, Inc. (a)	66,055	14,780,467
Maravai LifeSciences Holdings, Inc. (a)	38,667	437,324
MaxCyte, Inc. (a)	32,479	145,181
Medpace Holdings, Inc. (a)	8,915	2,257,011
Mesa Laboratories, Inc.	1,907	245,355
Mettler-Toledo International, Inc. (a)	7,834	9,851,020
Nanostring Technologies, Inc. (a)	17,727	84,381
OmniAb, Inc. (a)	38,391	211,151
Pacific Biosciences of California, Inc. (a)(b)	82,288	1,087,024
Quanterix Corp. (a)	12,507	310,674
Quantum-Si, Inc. (a)(b)	32,622	126,900
Revvity, Inc.	44,571	5,480,004
Seer, Inc. (a)	14,371	72,717
SomaLogic, Inc. Class A (a)(b)	57,543	140,980
Sotera Health Co. (a)	34,874	661,909
Syneos Health, Inc. (a)	36,990	1,568,746
Thermo Fisher Scientific, Inc.	137,418	75,395,760
Waters Corp. (a)	20,957	5,788,533
West Pharmaceutical Services, Inc.	26,438	9,730,242
		236,956,813
Pharmaceuticals - 3.6%
Aclaris Therapeutics, Inc. (a)	18,559	183,177
Amneal Pharmaceuticals, Inc. (a)	37,846	121,107
Amphastar Pharmaceuticals, Inc. (a)	13,312	807,905
Amylyx Pharmaceuticals, Inc. (a)	13,939	326,870
ANI Pharmaceuticals, Inc. (a)	5,248	275,782
Arvinas Holding Co. LLC (a)	17,689	437,272
Assertio Holdings, Inc. (a)(b)	18,917	107,638
Atea Pharmaceuticals, Inc. (a)	26,579	91,166
Axsome Therapeutics, Inc. (a)(b)	13,349	1,047,496
Bristol-Myers Squibb Co.	748,423	46,544,426
Cara Therapeutics, Inc. (a)	16,619	55,341
Cassava Sciences, Inc. (a)(b)	14,459	317,809
Catalent, Inc. (a)	64,079	3,109,113
Collegium Pharmaceutical, Inc. (a)(b)	11,744	267,293
Corcept Therapeutics, Inc. (a)	33,131	844,178
CymaBay Therapeutics, Inc. (a)	31,664	413,215
DICE Therapeutics, Inc. (a)	12,303	578,241
Edgewise Therapeutics, Inc. (a)	14,107	102,840
Elanco Animal Health, Inc. (a)	164,967	1,991,152
Eli Lilly & Co.	280,687	127,586,276
Esperion Therapeutics, Inc. (a)(b)	26,367	41,396
Evolus, Inc. (a)	13,557	135,841
Fulcrum Therapeutics, Inc. (a)	19,388	74,062
Harmony Biosciences Holdings, Inc. (a)	10,602	374,993
Harrow Health, Inc. (a)	9,715	214,507
Innoviva, Inc. (a)(b)	23,415	317,273
Intra-Cellular Therapies, Inc. (a)	31,852	1,969,728
Jazz Pharmaceuticals PLC (a)	22,927	2,990,139
Johnson & Johnson	925,863	155,109,828
Ligand Pharmaceuticals, Inc. Class B (a)	5,568	372,666
Liquidia Corp. (a)	18,229	140,728
Marinus Pharmaceuticals, Inc. (a)(b)	17,016	181,050
Merck & Co., Inc.	903,947	96,405,948
Mind Medicine (MindMed), Inc. (a)	19,685	97,047
Nektar Therapeutics (a)	58,979	31,601
NGM Biopharmaceuticals, Inc. (a)	12,159	28,817
Nuvation Bio, Inc. (a)	55,010	101,769
Ocular Therapeutix, Inc. (a)(b)	26,407	119,888
Omeros Corp. (a)(b)	21,510	93,569
Organon & Co.	90,127	1,980,991
Pacira Biosciences, Inc. (a)	15,973	580,619
Perrigo Co. PLC	47,579	1,743,295
Pfizer, Inc.	2,011,051	72,518,499
Phathom Pharmaceuticals, Inc. (a)	8,669	131,855
Phibro Animal Health Corp. Class A	6,283	90,978
Pliant Therapeutics, Inc. (a)	14,932	266,387
Prestige Brands Holdings, Inc. (a)	17,317	1,129,242
Reata Pharmaceuticals, Inc. (a)(b)	10,332	1,710,773
Revance Therapeutics, Inc. (a)	29,476	696,518
Royalty Pharma PLC	134,166	4,210,129
Scilex Holding Co.	17,231	89,541
SIGA Technologies, Inc. (b)	11,613	66,659
Supernus Pharmaceuticals, Inc. (a)	19,971	612,910
Tarsus Pharmaceuticals, Inc. (a)(b)	7,299	160,651
Theravance Biopharma, Inc. (a)(b)	19,543	193,280
Theseus Pharmaceuticals, Inc. (a)(b)	5,875	19,799
Ventyx Biosciences, Inc. (a)	10,038	371,908
Viatris, Inc.	425,324	4,478,662
WAVE Life Sciences (a)	22,119	96,660
Xeris Biopharma Holdings, Inc. (a)(b)	50,093	130,743
Xeris Biopharma Holdings, Inc. rights (a)(c)	8,992	0
Zoetis, Inc. Class A	164,581	30,956,040
		566,245,286
TOTAL HEALTH CARE		2,073,183,629
INDUSTRIALS - 9.8%
Aerospace & Defense - 1.5%
AAR Corp. (a)	11,274	674,185
AeroVironment, Inc. (a)	8,909	848,671
AerSale Corp. (a)	6,111	91,726
Archer Aviation, Inc. Class A (a)(b)	53,356	359,086
Astronics Corp. (a)	9,891	207,513
Axon Enterprise, Inc. (a)	24,968	4,642,300
BWX Technologies, Inc.	32,387	2,234,703
Cadre Holdings, Inc.	5,890	137,060
Curtiss-Wright Corp.	13,601	2,602,687
Ducommun, Inc. (a)	3,767	188,877
General Dynamics Corp.	80,199	17,930,892
HEICO Corp.	13,684	2,408,110
HEICO Corp. Class A	25,479	3,575,978
Hexcel Corp.	29,846	2,109,515
Howmet Aerospace, Inc.	130,764	6,687,271
Huntington Ingalls Industries, Inc.	14,130	3,245,237
Kaman Corp.	10,643	243,618
Kratos Defense & Security Solutions, Inc. (a)	44,818	676,304
L3Harris Technologies, Inc.	67,470	12,784,890
Lockheed Martin Corp.	80,333	35,858,241
Mercury Systems, Inc. (a)	20,998	797,504
Moog, Inc. Class A	10,173	1,072,641
National Presto Industries, Inc.	1,592	124,670
Northrop Grumman Corp.	50,867	22,635,815
Park Aerospace Corp.	7,178	104,296
Parsons Corp. (a)	12,247	605,247
Raytheon Technologies Corp.	520,553	45,772,225
Rocket Lab U.S.A., Inc. Class A (a)(b)	78,053	575,251
Spirit AeroSystems Holdings, Inc. Class A	37,613	1,196,846
Terran Orbital Corp. Class A (a)(b)	38,660	57,990
Textron, Inc.	71,739	5,579,142
The Boeing Co. (a)	201,431	48,111,794
TransDigm Group, Inc.	18,587	16,723,096
Triumph Group, Inc. (a)	24,348	308,002
V2X, Inc. (a)	3,976	204,605
Virgin Galactic Holdings, Inc. (a)(b)	86,610	370,691
Woodward, Inc.	21,345	2,569,511
		244,316,190
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	21,631	436,081
C.H. Robinson Worldwide, Inc.	41,421	4,149,556
Expeditors International of Washington, Inc.	54,395	6,924,484
FedEx Corp.	82,365	22,234,432
Forward Air Corp.	9,388	1,115,670
GXO Logistics, Inc. (a)(b)	42,511	2,851,213
Hub Group, Inc. Class A (a)	11,584	1,044,066
United Parcel Service, Inc. Class B	258,239	48,324,264
		87,079,766
Building Products - 0.7%
A.O. Smith Corp.	44,238	3,213,006
AAON, Inc.	15,394	1,620,372
Advanced Drain Systems, Inc. (b)	22,334	2,724,525
Allegion PLC	31,280	3,655,381
American Woodmark Corp. (a)	5,979	458,231
Apogee Enterprises, Inc.	7,638	378,310
Armstrong World Industries, Inc.	16,153	1,249,596
AZZ, Inc.	8,538	378,490
Builders FirstSource, Inc. (a)	45,647	6,592,796
Carlisle Companies, Inc.	18,140	5,028,408
Carrier Global Corp.	297,388	17,709,455
CSW Industrials, Inc.	5,456	985,081
Fortune Brands Home & Security, Inc.	45,091	3,204,617
Gibraltar Industries, Inc. (a)	10,529	680,910
Griffon Corp.	17,083	712,703
Hayward Holdings, Inc. (a)	50,213	670,846
Insteel Industries, Inc.	7,535	243,004
Janus International Group, Inc. (a)	27,330	312,109
Jeld-Wen Holding, Inc. (a)	29,912	532,733
Johnson Controls International PLC	244,500	17,004,975
Lennox International, Inc.	11,488	4,221,151
Masco Corp.	80,415	4,879,582
Masonite International Corp. (a)	7,721	807,231
MasterBrand, Inc.	45,450	561,308
Owens Corning	32,051	4,486,819
PGT Innovations, Inc. (a)	21,255	608,106
Quanex Building Products Corp.	11,954	336,386
Resideo Technologies, Inc. (a)	52,255	978,214
Simpson Manufacturing Co. Ltd.	15,215	2,403,970
Tecnoglass, Inc.	7,021	330,549
The AZEK Co., Inc. (a)	43,262	1,349,774
Trane Technologies PLC	81,278	16,210,084
Trex Co., Inc. (a)	38,761	2,679,936
UFP Industries, Inc.	22,038	2,264,625
Zurn Elkay Water Solutions Cor	51,315	1,562,029
		111,035,312
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	23,785	1,100,770
ACCO Brands Corp.	32,023	195,020
ACV Auctions, Inc. Class A (a)	46,063	805,642
Aris Water Solution, Inc. Class A (b)	10,105	110,448
Brady Corp. Class A	16,148	832,914
BrightView Holdings, Inc. (a)	13,371	103,090
Casella Waste Systems, Inc. Class A (a)	20,000	1,613,800
CECO Environmental Corp. (a)	9,474	114,067
Cimpress PLC (a)	7,088	492,616
Cintas Corp.	30,823	15,474,379
Clean Harbors, Inc. (a)	17,876	2,972,064
Copart, Inc. (a)	152,847	13,510,146
CoreCivic, Inc. (a)	41,574	403,268
Deluxe Corp.	16,054	304,865
Driven Brands Holdings, Inc. (a)	19,691	509,406
Ennis, Inc.	8,567	184,533
Enviri Corp. (a)	28,444	268,227
Healthcare Services Group, Inc.	27,325	344,568
Heritage-Crystal Clean, Inc. (a)	5,466	251,819
HNI Corp.	16,036	466,487
Interface, Inc.	19,519	190,701
Liquidity Services, Inc. (a)	8,300	139,274
Matthews International Corp. Class A	11,083	508,710
Millerknoll, Inc.	26,143	511,619
Montrose Environmental Group, Inc. (a)	9,713	393,085
MSA Safety, Inc.	13,070	2,169,620
OpenLane, Inc. (a)	37,888	594,842
Pitney Bowes, Inc.	57,041	224,742
Republic Services, Inc.	73,331	11,081,047
Rollins, Inc.	82,535	3,369,904
SP Plus Corp. (a)	6,961	267,650
Steelcase, Inc. Class A	33,093	283,607
Stericycle, Inc. (a)	33,399	1,419,124
Tetra Tech, Inc.	19,023	3,218,882
The Brink's Co.	16,417	1,197,784
The GEO Group, Inc. (a)	43,899	327,926
UniFirst Corp.	5,325	864,248
Viad Corp. (a)	7,392	208,528
VSE Corp.	3,881	208,604
Waste Management, Inc.	131,970	21,615,366
		88,853,392
Construction & Engineering - 0.3%
AECOM	49,448	4,301,976
Ameresco, Inc. Class A (a)(b)	12,013	699,277
API Group Corp. (a)	72,388	2,081,879
Arcosa, Inc.	17,204	1,327,805
Argan, Inc.	4,635	176,315
Comfort Systems U.S.A., Inc.	12,731	2,214,812
Construction Partners, Inc. Class A (a)	15,081	443,381
Dycom Industries, Inc. (a)	10,418	1,037,424
EMCOR Group, Inc.	16,924	3,639,337
Fluor Corp. (a)	50,608	1,567,836
Granite Construction, Inc.	16,426	672,316
Great Lakes Dredge & Dock Corp. (a)	22,744	191,050
MasTec, Inc. (a)	21,184	2,494,416
MDU Resources Group, Inc.	73,937	1,635,486
MYR Group, Inc. (a)	5,910	842,530
Northwest Pipe Co. (a)	3,710	120,872
Primoris Services Corp.	18,565	589,624
Quanta Services, Inc.	51,717	10,427,182
Sterling Construction Co., Inc. (a)	10,836	650,052
Tutor Perini Corp. (a)	15,454	130,586
Valmont Industries, Inc.	7,469	1,977,418
Willscot Mobile Mini Holdings (a)	71,983	3,451,585
		40,673,159
Electrical Equipment - 0.7%
Acuity Brands, Inc.	11,243	1,857,793
Allied Motion Technologies, Inc.	5,559	216,245
AMETEK, Inc.	82,107	13,022,170
Array Technologies, Inc. (a)	50,182	955,967
Atkore, Inc. (a)	13,871	2,200,912
Babcock & Wilcox Enterprises, Inc. (a)	28,698	157,265
Beam Global (a)(b)	3,994	45,851
Blink Charging Co. (a)(b)	16,843	107,795
Bloom Energy Corp. Class A (a)(b)	65,731	1,173,956
ChargePoint Holdings, Inc. Class A (a)(b)	97,154	841,354
Eaton Corp. PLC	141,954	29,145,995
Emerson Electric Co.	203,524	18,591,917
Encore Wire Corp.	6,436	1,098,561
Energy Vault Holdings, Inc. Class A (a)(b)	26,917	90,172
EnerSys	14,439	1,564,032
Enovix Corp. (a)(b)	39,231	844,251
Eos Energy Enterprises, Inc. (a)(b)	42,056	103,458
Fluence Energy, Inc. (a)(b)	13,445	393,132
FTC Solar, Inc. (a)(b)	13,456	51,133
FuelCell Energy, Inc. (a)(b)	150,167	328,866
Generac Holdings, Inc. (a)	22,136	3,402,303
GrafTech International Ltd.	70,788	373,761
Hubbell, Inc. Class B	19,074	5,951,088
LSI Industries, Inc. (b)	11,345	142,947
NuScale Power Corp. (a)(b)	15,930	120,749
nVent Electric PLC	59,027	3,121,348
Plug Power, Inc. (a)(b)	192,276	2,522,661
Powell Industries, Inc.	3,425	208,172
Regal Rexnord Corp.	23,498	3,669,918
Rockwell Automation, Inc.	40,888	13,750,226
Sensata Technologies, Inc. PLC	54,541	2,304,357
SES AI Corp. Class A (a)	49,785	156,325
Shoals Technologies Group, Inc. (a)	60,504	1,570,684
Stem, Inc. (a)(b)	51,094	361,235
SunPower Corp. (a)(b)	29,906	295,172
Sunrun, Inc. (a)(b)	77,114	1,463,624
Thermon Group Holdings, Inc. (a)	11,367	313,843
TPI Composites, Inc. (a)(b)	16,000	95,040
Vertiv Holdings Co.	108,227	2,814,984
Vicor Corp. (a)	7,951	733,639
		116,162,901
Ground Transportation - 1.1%
ArcBest Corp.	8,769	1,020,010
Avis Budget Group, Inc. (a)	8,473	1,866,517
Covenant Transport Group, Inc. Class A	2,751	150,645
CSX Corp.	724,180	24,129,678
Daseke, Inc. (a)	20,222	157,327
FTAI Infrastructure LLC	35,993	127,775
Heartland Express, Inc.	17,501	286,141
Hertz Global Holdings, Inc. (a)	56,421	950,694
J.B. Hunt Transport Services, Inc.	29,604	6,037,440
Knight-Swift Transportation Holdings, Inc. Class A	57,482	3,492,032
Landstar System, Inc.	12,753	2,596,383
Lyft, Inc. (a)	117,594	1,494,620
Marten Transport Ltd.	19,451	440,760
Norfolk Southern Corp.	81,083	18,940,178
Old Dominion Freight Lines, Inc.	32,014	13,429,553
RXO, Inc.	40,962	903,212
Ryder System, Inc.	16,444	1,679,755
Saia, Inc. (a)	9,452	3,999,519
Schneider National, Inc. Class B	12,811	394,707
TuSimple Holdings, Inc. (a)(b)	47,062	110,125
U-Haul Holding Co. (b)	3,986	242,588
U-Haul Holding Co. (non-vtg.)	30,861	1,765,558
Uber Technologies, Inc. (a)	720,870	35,654,230
Union Pacific Corp.	217,196	50,393,816
Universal Logistics Holdings, Inc.	2,569	79,870
Werner Enterprises, Inc.	21,196	996,636
XPO, Inc. (a)	41,259	2,856,773
		174,196,542
Industrial Conglomerates - 0.7%
3M Co.	196,425	21,901,388
General Electric Co.	387,950	44,319,408
Honeywell International, Inc.	237,094	46,027,058
		112,247,854
Machinery - 2.0%
3D Systems Corp. (a)	47,608	414,666
AGCO Corp.	22,073	2,937,916
Alamo Group, Inc.	3,792	734,738
Albany International Corp. Class A	10,959	1,055,133
Allison Transmission Holdings, Inc.	32,514	1,908,247
Astec Industries, Inc.	7,823	386,456
Barnes Group, Inc.	17,785	698,951
Blue Bird Corp. (a)	5,917	123,902
Caterpillar, Inc.	183,614	48,688,924
Chart Industries, Inc. (a)	14,972	2,727,300
CIRCOR International, Inc. (a)	7,299	406,554
Columbus McKinnon Corp. (NY Shares)	10,679	452,149
Crane Co.	17,081	1,600,319
Crane Nxt Co.	17,057	1,008,922
Cummins, Inc.	50,415	13,148,232
Deere & Co.	96,073	41,272,961
Desktop Metal, Inc. (a)(b)	87,128	158,573
Donaldson Co., Inc.	43,256	2,717,774
Douglas Dynamics, Inc.	8,555	265,633
Dover Corp.	49,772	7,265,219
Energy Recovery, Inc. (a)	19,843	604,815
Enerpac Tool Group Corp. Class A	20,582	565,593
EnPro Industries, Inc.	7,468	1,036,409
ESAB Corp.	18,302	1,257,347
ESCO Technologies, Inc.	9,096	914,603
Federal Signal Corp.	21,510	1,314,046
Flowserve Corp.	46,281	1,747,571
Fortive Corp.	125,920	9,865,832
Franklin Electric Co., Inc.	14,097	1,393,066
Gates Industrial Corp. PLC (a)	45,023	613,213
Gorman-Rupp Co.	7,647	242,410
Graco, Inc.	59,937	4,754,802
Helios Technologies, Inc.	11,463	724,462
Hillenbrand, Inc.	24,448	1,269,829
Hillman Solutions Corp. Class A (a)	61,336	603,546
Hyliion Holdings Corp. Class A (a)(b)	47,409	93,396
Hyster-Yale Materials Handling, Inc. Class A	3,855	184,115
IDEX Corp.	26,964	6,088,741
Illinois Tool Works, Inc.	98,584	25,959,139
Ingersoll Rand, Inc.	144,156	9,409,062
ITT, Inc.	29,160	2,904,336
John Bean Technologies Corp.	11,177	1,381,589
Kadant, Inc.	4,124	919,033
Kennametal, Inc.	29,245	891,388
Lincoln Electric Holdings, Inc.	20,483	4,111,143
Lindsay Corp.	3,979	527,337
Luxfer Holdings PLC sponsored	8,891	112,560
Manitowoc Co., Inc. (a)	13,155	238,369
Microvast Holdings, Inc. (a)(b)	73,042	209,631
Middleby Corp. (a)	18,963	2,879,532
Mueller Industries, Inc.	20,421	1,655,326
Mueller Water Products, Inc. Class A	55,473	892,561
Nikola Corp. (a)(b)	195,341	521,560
Nordson Corp.	19,204	4,831,918
Omega Flex, Inc.	1,181	105,723
Oshkosh Corp.	23,140	2,130,500
Otis Worldwide Corp.	147,290	13,397,498
PACCAR, Inc.	186,195	16,036,975
Parker Hannifin Corp.	45,697	18,736,227
Pentair PLC	58,675	4,077,913
Proterra, Inc. Class A (a)(b)	65,890	111,354
Proto Labs, Inc. (a)	9,197	304,881
RBC Bearings, Inc. (a)	10,284	2,324,698
REV Group, Inc.	10,385	134,278
Shyft Group, Inc. (The)	11,292	162,944
Snap-On, Inc.	18,853	5,136,311
SPX Technologies, Inc. (a)	16,135	1,365,182
Standex International Corp.	4,350	646,280
Stanley Black & Decker, Inc.	54,444	5,404,656
Tennant Co.	6,692	536,966
Terex Corp.	24,001	1,407,179
The Greenbrier Companies, Inc.	11,800	545,042
Timken Co.	23,261	2,160,016
Titan International, Inc. (a)	18,182	227,093
Toro Co.	37,281	3,789,614
Trinity Industries, Inc.	28,527	747,978
Velo3D, Inc. (a)(b)	25,645	58,727
Wabash National Corp.	17,167	406,515
Watts Water Technologies, Inc. Class A	9,684	1,806,357
Westinghouse Air Brake Tech Co.	64,070	7,588,451
Xylem, Inc.	85,247	9,611,599
		317,651,806
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (b)	3,507	161,988
Eneti, Inc.	8,214	104,154
Genco Shipping & Trading Ltd.	13,104	190,008
Kirby Corp. (a)	21,194	1,726,887
Matson, Inc.	12,712	1,188,064
		3,371,101
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	45,699	2,222,342
Allegiant Travel Co.	5,512	681,834
American Airlines Group, Inc. (a)	231,811	3,882,834
Blade Air Mobility, Inc. (a)	15,448	64,418
Delta Air Lines, Inc.	228,764	10,582,623
Frontier Group Holdings, Inc. (a)	13,322	123,895
Hawaiian Holdings, Inc. (a)	20,880	241,999
JetBlue Airways Corp. (a)	115,129	894,552
Joby Aviation, Inc. (a)(b)	122,811	1,099,158
SkyWest, Inc. (a)	15,886	698,825
Southwest Airlines Co.	212,352	7,253,944
Spirit Airlines, Inc.	39,235	718,001
Sun Country Airlines Holdings, Inc. (a)	12,546	270,492
United Airlines Holdings, Inc. (a)	116,868	6,347,101
Wheels Up Experience, Inc. Class A (a)(b)	5,348	12,675
		35,094,693
Professional Services - 1.0%
Alight, Inc. Class A (a)	120,115	1,174,725
ASGN, Inc. (a)	17,849	1,362,236
Automatic Data Processing, Inc.	147,179	36,391,480
Barrett Business Services, Inc.	2,264	205,413
Booz Allen Hamilton Holding Corp. Class A	47,013	5,692,334
Broadridge Financial Solutions, Inc.	42,009	7,054,151
CACI International, Inc. Class A (a)	8,064	2,825,948
CBIZ, Inc. (a)	18,036	953,924
Ceridian HCM Holding, Inc. (a)	54,973	3,892,638
Clarivate Analytics PLC (a)(b)	153,099	1,455,971
Concentrix Corp.	15,047	1,252,512
Conduent, Inc. (a)	59,113	204,531
CRA International, Inc.	2,587	258,933
CSG Systems International, Inc.	10,223	527,405
Dun & Bradstreet Holdings, Inc.	78,362	926,239
Equifax, Inc.	43,654	8,908,908
ExlService Holdings, Inc. (a)	11,783	1,660,814
Exponent, Inc.	17,965	1,609,305
First Advantage Corp. (a)	19,879	298,185
FiscalNote Holdings, Inc. Class A (a)(b)	34,404	112,845
Forrester Research, Inc. (a)	4,794	152,785
Franklin Covey Co. (a)	4,062	193,554
FTI Consulting, Inc. (a)	12,143	2,126,968
Genpact Ltd.	59,905	2,161,971
Heidrick & Struggles International, Inc.	7,374	201,089
HireRight Holdings Corp. (a)	6,012	64,389
Huron Consulting Group, Inc. (a)	7,011	663,030
ICF International, Inc.	5,963	701,189
Insperity, Inc.	12,701	1,494,273
Jacobs Solutions, Inc.	45,288	5,679,568
KBR, Inc.	48,438	2,978,453
Kelly Services, Inc. Class A (non-vtg.)	11,495	210,588
Kforce, Inc.	7,075	448,838
Korn Ferry	18,964	999,024
LegalZoom.com, Inc. (a)	33,450	511,116
Leidos Holdings, Inc.	48,772	4,561,645
Manpower, Inc.	18,048	1,423,626
Maximus, Inc.	21,534	1,803,688
NV5 Global, Inc. (a)	4,373	479,062
Paychex, Inc.	114,246	14,334,446
Paycom Software, Inc.	17,342	6,395,036
Paycor HCM, Inc. (a)(b)	17,523	470,668
Paylocity Holding Corp. (a)	14,761	3,348,533
Planet Labs PBC Class A (a)(b)	67,946	252,759
RCM Technologies, Inc. (a)	3,329	67,612
Resources Connection, Inc.	12,066	192,815
Robert Half, Inc.	38,163	2,829,786
Science Applications International Corp.	19,436	2,358,364
SS&C Technologies Holdings, Inc.	77,482	4,513,327
Sterling Check Corp. (a)	8,445	101,424
TaskUs, Inc. (a)(b)	10,055	121,263
TransUnion Holding Co., Inc.	68,928	5,492,872
TriNet Group, Inc. (a)	12,909	1,358,414
TrueBlue, Inc. (a)	10,932	163,433
Ttec Holdings, Inc.	7,093	244,283
Upwork, Inc. (a)	42,229	440,448
Verisk Analytics, Inc.	51,578	11,808,267
Verra Mobility Corp. (a)	49,226	1,033,254
		159,150,357
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	36,391	1,540,795
Alta Equipment Group, Inc.	9,113	147,175
Applied Industrial Technologies, Inc.	13,624	1,975,344
Beacon Roofing Supply, Inc. (a)	17,875	1,531,351
BlueLinx Corp. (a)	3,124	294,406
Boise Cascade Co.	14,241	1,473,801
Core & Main, Inc. (a)(b)	31,327	990,246
Custom Truck One Source, Inc. Class A (a)	22,081	152,801
DXP Enterprises, Inc. (a)	5,059	192,141
Fastenal Co.	203,378	11,919,985
Ferguson PLC	73,032	11,803,432
GATX Corp.	12,442	1,559,729
Global Industrial Co.	5,922	168,777
GMS, Inc. (a)	14,743	1,086,412
H&E Equipment Services, Inc.	12,750	619,395
Herc Holdings, Inc.	8,767	1,173,288
Hudson Technologies, Inc. (a)	12,662	115,098
McGrath RentCorp.	8,879	855,758
MRC Global, Inc. (a)	28,829	325,479
MSC Industrial Direct Co., Inc. Class A	16,717	1,687,080
NOW, Inc. (a)	37,435	426,385
Rush Enterprises, Inc. Class A	15,099	976,603
SiteOne Landscape Supply, Inc. (a)	16,081	2,733,770
Textainer Group Holdings Ltd.	14,858	610,664
Titan Machinery, Inc. (a)	7,020	224,078
Transcat, Inc. (a)	2,682	224,966
Triton International Ltd.	19,666	1,658,040
United Rentals, Inc.	24,466	11,368,861
Univar Solutions, Inc. (a)	56,636	2,046,825
Veritiv Corp.	4,765	667,719
W.W. Grainger, Inc.	15,906	11,746,422
Watsco, Inc. (b)	11,903	4,501,596
WESCO International, Inc.	16,096	2,825,975
Xometry, Inc. (a)(b)	10,864	225,537
		79,849,934
TOTAL INDUSTRIALS		1,569,683,007
INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	24,657	239,913
Arista Networks, Inc. (a)	88,934	13,792,774
Aviat Networks, Inc. (a)	4,360	133,285
Calix, Inc. (a)	20,497	924,620
Cambium Networks Corp. (a)	3,883	62,905
Ciena Corp. (a)	53,522	2,258,628
Cisco Systems, Inc.	1,459,554	75,955,190
Clearfield, Inc. (a)(b)	4,496	210,143
CommScope Holding Co., Inc. (a)	76,602	344,709
Comtech Telecommunications Corp.	10,348	105,136
Digi International, Inc. (a)	12,596	528,150
DZS, Inc. (a)(b)	5,113	19,276
Extreme Networks, Inc. (a)	45,678	1,214,578
F5, Inc. (a)	21,549	3,409,914
Harmonic, Inc. (a)	39,248	585,580
Infinera Corp. (a)(b)	67,180	302,310
Juniper Networks, Inc.	114,150	3,173,370
Lumentum Holdings, Inc. (a)	24,554	1,285,647
Motorola Solutions, Inc.	59,784	17,135,888
NETGEAR, Inc. (a)	9,740	132,854
NetScout Systems, Inc. (a)	23,708	662,639
Ribbon Communications, Inc. (a)	33,987	108,079
ViaSat, Inc. (a)(b)	27,503	850,943
Viavi Solutions, Inc. (a)	78,602	854,404
		124,290,935
Electronic Equipment, Instruments & Components - 0.8%
908 Devices, Inc. (a)(b)	7,790	54,218
Advanced Energy Industries, Inc.	13,271	1,661,264
Aeva Technologies, Inc. (a)	33,251	41,564
Akoustis Technologies, Inc. (a)(b)	23,529	56,234
Amphenol Corp. Class A	212,131	18,733,289
Arlo Technologies, Inc. (a)	32,247	366,326
Arrow Electronics, Inc. (a)	20,094	2,864,199
Avnet, Inc.	32,729	1,587,357
Badger Meter, Inc.	10,405	1,713,079
Bel Fuse, Inc. Class B (non-vtg.)	3,940	211,381
Belden, Inc.	15,063	1,455,688
Benchmark Electronics, Inc.	12,076	320,135
CDW Corp.	48,019	8,982,914
Cognex Corp.	61,357	3,351,319
Coherent Corp. (a)	49,743	2,355,828
Corning, Inc.	272,429	9,246,240
CTS Corp.	11,622	518,690
ePlus, Inc. (a)	9,413	530,423
Evolv Technologies Holdings, Inc. (a)(b)	27,151	178,654
Fabrinet (a)	12,879	1,592,360
FARO Technologies, Inc. (a)	7,527	124,873
Insight Enterprises, Inc. (a)	10,295	1,510,174
IPG Photonics Corp. (a)	11,278	1,482,493
Itron, Inc. (a)	16,115	1,267,767
Jabil, Inc.	47,219	5,225,727
Keysight Technologies, Inc. (a)	63,456	10,221,492
Kimball Electronics, Inc. (a)	9,647	281,499
Knowles Corp. (a)	32,971	602,380
Lightwave Logic, Inc. (a)(b)	39,980	268,666
Littelfuse, Inc.	8,811	2,683,831
Luna Innovations, Inc. (a)(b)	11,952	108,046
Methode Electronics, Inc. Class A	13,117	441,256
MicroVision, Inc. (a)(b)	61,974	247,896
Mirion Technologies, Inc. Class A (a)(b)	45,781	345,647
Napco Security Technologies, Inc. (b)	10,233	383,533
National Instruments Corp.	46,962	2,770,758
nLIGHT, Inc. (a)	16,396	236,102
Novanta, Inc. (a)	12,696	2,245,922
OSI Systems, Inc. (a)	5,521	658,269
Ouster, Inc. (a)(b)	11,130	68,895
Par Technology Corp. (a)(b)	9,382	324,523
PC Connection, Inc.	4,502	217,942
Plexus Corp. (a)	9,827	967,861
Richardson Electronics Ltd.	4,744	65,467
Rogers Corp. (a)	6,725	1,133,902
Sanmina Corp. (a)	20,600	1,266,076
ScanSource, Inc. (a)	8,783	264,280
Smartrent, Inc. (a)(b)	43,014	171,196
TD SYNNEX Corp.	14,671	1,448,174
TE Connectivity Ltd.	112,285	16,111,775
Teledyne Technologies, Inc. (a)	16,806	6,462,411
Trimble, Inc. (a)	87,880	4,727,944
TTM Technologies, Inc. (a)	35,609	511,345
Vishay Intertechnology, Inc.	45,164	1,271,367
Vishay Precision Group, Inc. (a)	4,104	153,531
Vontier Corp.	55,477	1,715,904
Vuzix Corp. (a)(b)	20,734	109,476
Zebra Technologies Corp. Class A (a)	18,284	5,630,741
		129,550,303
IT Services - 1.3%
Accenture PLC Class A	224,988	71,174,954
Akamai Technologies, Inc. (a)	54,172	5,119,254
Amdocs Ltd.	42,959	4,022,681
BigCommerce Holdings, Inc. (a)	21,862	236,328
Cloudflare, Inc. (a)	103,062	7,087,574
Cognizant Technology Solutions Corp. Class A	180,816	11,939,280
Digitalocean Holdings, Inc. (a)(b)	20,009	990,846
DXC Technology Co. (a)	80,477	2,225,189
Edgio, Inc. (a)	41,575	32,657
EPAM Systems, Inc. (a)	20,625	4,884,206
Fastly, Inc. Class A (a)	41,289	758,479
Gartner, Inc. (a)	28,152	9,954,266
GoDaddy, Inc. (a)	54,957	4,236,635
Grid Dynamics Holdings, Inc. (a)	19,620	204,440
Hackett Group, Inc.	8,463	196,765
IBM Corp.	323,511	46,643,816
Kyndryl Holdings, Inc. (a)	72,436	989,476
MongoDB, Inc. Class A (a)	24,940	10,559,596
Okta, Inc. (a)	55,147	4,238,598
Perficient, Inc. (a)	12,331	786,594
Rackspace Technology, Inc. (a)(b)	19,323	44,829
Snowflake, Inc. (a)	103,013	18,306,440
Squarespace, Inc. Class A (a)	14,301	473,935
Thoughtworks Holding, Inc. (a)	24,216	171,691
Tucows, Inc. (a)(b)	3,357	103,698
Twilio, Inc. Class A (a)	62,363	4,117,829
Unisys Corp. (a)	25,514	138,796
VeriSign, Inc. (a)	32,238	6,800,606
		216,439,458
Semiconductors & Semiconductor Equipment - 6.9%
ACM Research, Inc. (a)	14,553	190,644
Advanced Micro Devices, Inc. (a)	573,664	65,627,162
AEHR Test Systems (a)(b)	9,220	480,915
Allegro MicroSystems LLC (a)	23,056	1,189,920
Alpha & Omega Semiconductor Ltd. (a)	8,034	264,158
Ambarella, Inc. (a)	13,635	1,137,432
Amkor Technology, Inc.	35,650	1,037,059
Analog Devices, Inc.	180,218	35,958,898
Applied Materials, Inc.	301,079	45,640,566
Axcelis Technologies, Inc. (a)	11,612	2,327,974
Broadcom, Inc.	148,533	133,479,180
CEVA, Inc. (a)	8,420	228,687
Cirrus Logic, Inc. (a)	19,621	1,585,377
Cohu, Inc. (a)	17,497	763,744
Credo Technology Group Holding Ltd. (a)	32,604	553,290
Diodes, Inc. (a)	16,141	1,525,163
Enphase Energy, Inc. (a)	48,808	7,410,519
Entegris, Inc.	53,315	5,849,189
First Solar, Inc. (a)	35,381	7,338,019
FormFactor, Inc. (a)	27,834	1,034,311
Ichor Holdings Ltd. (a)	10,064	389,678
Impinj, Inc. (a)	7,723	514,506
indie Semiconductor, Inc. (a)(b)	32,346	306,640
Intel Corp.	1,485,811	53,147,459
KLA Corp.	48,872	25,117,764
Kulicke & Soffa Industries, Inc.	19,983	1,196,582
Lam Research Corp.	47,856	34,384,057
Lattice Semiconductor Corp. (a)	49,096	4,464,790
MACOM Technology Solutions Holdings, Inc. (a)	18,723	1,309,112
Marvell Technology, Inc.	306,015	19,930,757
MaxLinear, Inc. Class A (a)	26,033	642,234
Meta Materials, Inc. (a)(b)	168,644	41,908
Microchip Technology, Inc.	195,080	18,325,815
Micron Technology, Inc.	389,845	27,831,035
MKS Instruments, Inc.	20,629	2,252,068
Monolithic Power Systems, Inc.	16,041	8,974,779
Navitas Semiconductor Corp. (a)	28,903	305,794
NVE Corp.	1,867	147,885
NVIDIA Corp.	881,033	411,697,911
NXP Semiconductors NV	92,547	20,636,130
ON Semiconductor Corp. (a)	153,803	16,572,273
Onto Innovation, Inc. (a)	17,382	2,160,930
PDF Solutions, Inc. (a)	10,814	497,336
Photronics, Inc. (a)	22,169	586,370
Power Integrations, Inc.	20,296	1,971,553
Qorvo, Inc. (a)	35,465	3,901,859
Qualcomm, Inc.	396,880	52,455,630
Rambus, Inc. (a)	38,891	2,434,966
Semtech Corp. (a)	22,631	660,825
Silicon Laboratories, Inc. (a)	11,347	1,692,292
SiTime Corp. (a)	5,810	749,548
SkyWater Technology, Inc. (a)(b)	3,119	30,504
Skyworks Solutions, Inc.	56,781	6,494,043
SMART Global Holdings, Inc. (a)	17,180	456,988
SolarEdge Technologies, Inc. (a)	20,059	4,843,446
Synaptics, Inc. (a)	14,003	1,264,611
Teradyne, Inc.	55,281	6,243,436
Texas Instruments, Inc.	323,420	58,215,600
Ultra Clean Holdings, Inc. (a)	16,466	627,355
Universal Display Corp.	15,465	2,256,034
Veeco Instruments, Inc. (a)(b)	18,074	508,964
Wolfspeed, Inc. (a)(b)	44,411	2,926,685
		1,112,790,359
Software - 10.0%
8x8, Inc. (a)(b)	39,940	189,316
A10 Networks, Inc.	22,010	341,595
ACI Worldwide, Inc. (a)	39,298	911,321
Adeia, Inc.	36,998	444,716
Adobe, Inc. (a)	163,399	89,243,632
Agilysys, Inc. (a)	7,320	538,972
Alarm.com Holdings, Inc. (a)	18,348	1,012,993
Alkami Technology, Inc. (a)	13,323	224,892
Altair Engineering, Inc. Class A (a)(b)	19,177	1,437,124
Alteryx, Inc. Class A (a)(b)	22,064	914,773
American Software, Inc. Class A	9,974	115,000
Amplitude, Inc. (a)	23,217	268,853
ANSYS, Inc. (a)	30,835	10,548,654
AppFolio, Inc. (a)	6,723	1,214,107
Appian Corp. Class A (a)(b)	14,568	750,543
AppLovin Corp. (a)(b)	45,040	1,414,256
Asana, Inc. (a)	27,659	671,561
Aspen Technology, Inc. (a)	10,364	1,849,974
Atlassian Corp. PLC (a)	54,057	9,835,131
Aurora Innovation, Inc. (a)(b)	135,950	445,916
Autodesk, Inc. (a)	76,227	16,159,362
AvePoint, Inc. (a)	30,841	191,214
Bentley Systems, Inc. Class B (b)	71,237	3,838,250
Bill Holdings, Inc. (a)	34,052	4,268,078
Black Knight, Inc. (a)	55,750	3,920,340
Blackbaud, Inc. (a)	15,976	1,205,389
BlackLine, Inc. (a)	19,981	1,160,496
Blend Labs, Inc. (a)(b)	92,593	122,223
Box, Inc. Class A (a)	51,757	1,617,406
Braze, Inc. (a)	13,889	631,394
C3.ai, Inc. (a)(b)	30,997	1,301,874
Cadence Design Systems, Inc. (a)	97,099	22,722,137
CCC Intelligent Solutions Holdings, Inc. Class A (a)	40,078	441,660
Cerence, Inc. (a)	14,789	411,282
Cleanspark, Inc. (a)(b)	40,479	243,279
Clear Secure, Inc. (b)	29,737	705,064
Clearwater Analytics Holdings, Inc. (a)	29,258	504,115
CommVault Systems, Inc. (a)	15,540	1,211,032
Confluent, Inc. (a)	66,754	2,305,683
Consensus Cloud Solutions, Inc. (a)	6,540	211,961
Couchbase, Inc. (a)	8,685	144,953
Crowdstrike Holdings, Inc. (a)	79,756	12,893,355
CS Disco, Inc. (a)(b)	7,593	73,956
Datadog, Inc. Class A (a)	89,656	10,464,648
Digimarc Corp. (a)(b)	5,199	153,890
Digital Turbine, Inc. (a)	31,016	336,213
DocuSign, Inc. (a)	72,265	3,889,302
Dolby Laboratories, Inc. Class A	21,551	1,909,634
Domo, Inc. Class B (a)	11,797	210,812
DoubleVerify Holdings, Inc. (a)	31,215	1,314,152
Dropbox, Inc. Class A (a)	96,999	2,614,123
Dynatrace, Inc. (a)	77,105	4,216,872
E2open Parent Holdings, Inc. (a)(b)	62,649	322,642
Ebix, Inc. (b)	8,773	271,612
Elastic NV (a)	27,642	1,836,811
Enfusion, Inc. Class A (a)	6,348	68,876
EngageSmart, Inc. (a)	10,672	202,341
Envestnet, Inc. (a)(b)	19,311	1,196,896
Everbridge, Inc. (a)	13,961	430,557
Expensify, Inc. (a)	16,217	130,709
Fair Isaac Corp. (a)	8,884	7,444,525
Five9, Inc. (a)	25,462	2,234,291
ForgeRock, Inc. (a)	12,022	248,254
Fortinet, Inc. (a)	232,085	18,037,646
Freshworks, Inc. (a)	60,660	1,131,916
Gen Digital, Inc.	201,945	3,927,830
GitLab, Inc. (a)	23,571	1,169,829
Guidewire Software, Inc. (a)	28,905	2,451,722
HashiCorp, Inc. (a)	34,462	1,020,420
HubSpot, Inc. (a)	17,668	10,257,157
Informatica, Inc. (a)	14,295	272,177
Intapp, Inc. (a)	8,080	331,765
InterDigital, Inc.	9,422	873,325
Intuit, Inc.	99,929	51,133,669
Jamf Holding Corp. (a)(b)	15,337	333,120
Life360, Inc. CDI (a)(d)	65,317	339,142
LivePerson, Inc. (a)	23,972	113,867
Liveramp Holdings, Inc. (a)	23,507	670,890
Manhattan Associates, Inc. (a)	22,168	4,225,664
Marathon Digital Holdings, Inc. (a)(b)	59,526	1,033,967
Matterport, Inc. (a)(b)	80,570	273,132
MeridianLink, Inc. (a)(b)	8,090	180,731
Microsoft Corp.	2,648,847	889,800,684
MicroStrategy, Inc. Class A (a)(b)	3,907	1,710,797
Mitek Systems, Inc. (a)	14,531	148,362
Model N, Inc. (a)(b)	12,075	402,339
N-able, Inc. (a)	24,389	343,153
nCino, Inc. (a)(b)	27,378	885,678
NCR Corp. (a)	49,503	1,330,641
New Relic, Inc. (a)	20,723	1,740,318
Nutanix, Inc. Class A (a)	81,632	2,465,286
Olo, Inc. (a)(b)	36,263	285,027
ON24, Inc.	14,057	124,404
Onespan, Inc. (a)	13,209	181,492
Oracle Corp.	548,182	64,263,376
Pagerduty, Inc. (a)	29,467	763,785
Palantir Technologies, Inc. (a)	638,058	12,659,071
Palo Alto Networks, Inc. (a)	107,772	26,938,689
Pegasystems, Inc.	14,605	770,414
Porch Group, Inc. Class A (a)(b)	26,629	36,215
PowerSchool Holdings, Inc. (a)(b)	14,833	358,514
Procore Technologies, Inc. (a)	25,203	1,911,648
Progress Software Corp.	15,575	935,435
PROS Holdings, Inc. (a)	14,387	546,706
PTC, Inc. (a)	38,029	5,545,008
Q2 Holdings, Inc. (a)	21,108	748,701
Qualys, Inc. (a)	12,109	1,680,729
Rapid7, Inc. (a)	21,668	994,778
Rimini Street, Inc. (a)	20,581	55,980
RingCentral, Inc. (a)	27,583	1,140,833
Riot Platforms, Inc. (a)(b)	62,216	1,152,240
Roper Technologies, Inc.	37,977	18,724,560
Salesforce, Inc. (a)	348,749	78,472,012
Samsara, Inc. (a)	43,736	1,221,984
Semrush Holdings, Inc. (a)	13,782	146,227
SentinelOne, Inc. (a)	84,028	1,400,747
ServiceNow, Inc. (a)	72,563	42,304,229
Smartsheet, Inc. (a)	47,470	2,107,668
SolarWinds, Inc. (a)	20,443	215,469
SoundHound AI, Inc. (a)(b)	45,139	105,174
SoundThinking, Inc. (a)	3,465	78,725
Splunk, Inc. (a)	54,178	5,869,103
Sprinklr, Inc. (a)	29,004	407,216
Sprout Social, Inc. (a)(b)	17,023	972,694
SPS Commerce, Inc. (a)	13,065	2,356,795
Synopsys, Inc. (a)	54,238	24,504,728
Telos Corp. (a)	17,475	43,862
Tenable Holdings, Inc. (a)	40,697	1,980,316
Teradata Corp. (a)	36,193	2,057,572
Tyler Technologies, Inc. (a)	14,901	5,910,184
UiPath, Inc. Class A (a)	127,754	2,309,792
Unity Software, Inc. (a)(b)	79,451	3,642,034
Upland Software, Inc. (a)	12,568	49,644
Varonis Systems, Inc. (a)	38,374	1,101,334
Verint Systems, Inc. (a)	23,739	887,126
Veritone, Inc. (a)(b)	10,561	48,739
Vertex, Inc. Class A (a)	14,247	295,768
VMware, Inc. Class A (a)	74,734	11,780,320
Vobile Group Ltd. (a)	565,000	195,605
Workday, Inc. Class A (a)	73,258	17,371,670
Workiva, Inc. (a)	16,711	1,759,501
Xperi, Inc.	16,013	210,091
Yext, Inc. (a)	36,994	359,582
Zeta Global Holdings Corp. (a)	45,327	417,915
Zoom Video Communications, Inc. Class A (a)	78,472	5,755,921
Zscaler, Inc. (a)	30,457	4,884,694
Zuora, Inc. (a)	45,398	532,519
		1,596,334,784
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	5,267,253	1,034,751,808
Avid Technology, Inc. (a)	12,152	289,704
Corsair Gaming, Inc. (a)	14,955	276,368
Dell Technologies, Inc.	91,094	4,820,694
Eastman Kodak Co. (a)	29,751	163,333
Hewlett Packard Enterprise Co.	461,307	8,017,516
HP, Inc.	308,708	10,134,884
Immersion Corp.	10,086	71,207
IonQ, Inc. (a)(b)	54,262	1,044,544
NetApp, Inc.	76,157	5,941,008
Pure Storage, Inc. Class A (a)	102,784	3,801,980
Seagate Technology Holdings PLC	68,498	4,349,623
Super Micro Computer, Inc. (a)	16,260	5,370,190
Turtle Beach Corp. (a)	6,871	77,299
Western Digital Corp. (a)	113,856	4,845,711
Xerox Holdings Corp.	39,841	636,659
		1,084,592,528
TOTAL INFORMATION TECHNOLOGY		4,263,998,367
MATERIALS - 2.8%
Chemicals - 1.7%
AdvanSix, Inc.	10,351	415,179
Air Products & Chemicals, Inc.	79,127	24,159,847
Albemarle Corp.	41,770	8,866,936
Alto Ingredients, Inc. (a)(b)	25,694	103,290
American Vanguard Corp.	9,142	165,105
Amyris, Inc. (a)(b)	93,727	83,117
Ashland, Inc.	17,565	1,604,738
Aspen Aerogels, Inc. (a)(b)	20,121	167,809
Avient Corp.	30,690	1,243,866
Axalta Coating Systems Ltd. (a)	78,412	2,509,184
Balchem Corp.	11,331	1,526,739
Cabot Corp.	20,068	1,424,828
Celanese Corp. Class A	35,536	4,455,859
CF Industries Holdings, Inc.	69,343	5,691,673
Chase Corp.	2,560	322,278
Corteva, Inc.	253,127	14,283,957
Danimer Scientific, Inc. (a)(b)	32,312	90,797
Dow, Inc.	251,868	14,222,986
DuPont de Nemours, Inc.	163,371	12,682,491
Eastman Chemical Co.	42,681	3,652,640
Ecolab, Inc.	88,250	16,162,105
Ecovyst, Inc. (a)	23,828	292,846
Element Solutions, Inc.	79,005	1,655,945
FMC Corp.	44,468	4,279,156
FutureFuel Corp.	8,155	79,267
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	389,099	976,638
H.B. Fuller Co.	19,534	1,446,102
Hawkins, Inc.	7,025	328,419
Huntsman Corp.	61,220	1,822,519
Ingevity Corp. (a)	12,562	804,219
Innospec, Inc.	8,925	956,225
International Flavors & Fragrances, Inc.	90,752	7,678,527
Intrepid Potash, Inc. (a)	3,694	101,585
Koppers Holdings, Inc.	6,923	264,874
Kronos Worldwide, Inc. (b)	6,346	59,335
Linde PLC	174,474	68,161,758
Livent Corp. (a)(b)	63,667	1,567,482
LSB Industries, Inc. (a)	17,135	191,398
LyondellBasell Industries NV Class A	90,371	8,934,077
Mativ, Inc.	20,195	317,869
Minerals Technologies, Inc.	11,285	692,335
NewMarket Corp.	2,357	1,064,657
Olin Corp.	43,322	2,498,813
Origin Materials, Inc. Class A (a)(b)	46,549	208,540
Orion SA	20,678	453,262
Perimeter Solutions SA (a)	55,297	307,451
PPG Industries, Inc.	83,812	12,060,547
PureCycle Technologies, Inc. (a)(b)	46,901	555,308
Quaker Houghton	4,926	987,072
Rayonier Advanced Materials, Inc. (a)	24,468	115,734
RPM International, Inc.	45,854	4,737,177
Sensient Technologies Corp.	14,898	954,068
Sherwin-Williams Co.	83,600	23,115,400
Stepan Co.	7,775	745,001
The Chemours Co. LLC	53,237	1,968,704
The Mosaic Co.	118,092	4,813,430
The Scotts Miracle-Gro Co. Class A (b)	14,428	1,010,537
Trinseo PLC	13,044	229,835
Tronox Holdings PLC	40,439	537,434
Westlake Corp.	12,188	1,675,850
		272,484,820
Construction Materials - 0.2%
Eagle Materials, Inc.	12,809	2,361,595
Knife River Holding Co.	17,852	776,026
Martin Marietta Materials, Inc.	22,081	9,858,283
Summit Materials, Inc.	42,034	1,520,790
Vulcan Materials Co.	47,424	10,456,992
		24,973,686
Containers & Packaging - 0.3%
Amcor PLC	525,467	5,391,291
Aptargroup, Inc.	23,504	2,854,796
Ardagh Metal Packaging SA	52,791	199,550
Avery Dennison Corp.	28,721	5,284,951
Ball Corp.	111,988	6,572,576
Berry Global Group, Inc.	42,600	2,793,282
Crown Holdings, Inc.	42,990	3,987,752
Graphic Packaging Holding Co.	109,035	2,638,647
Greif, Inc.:
Class A	8,992	665,138
Class B	2,073	163,912
International Paper Co.	123,380	4,449,083
Myers Industries, Inc.	13,001	254,950
O-I Glass, Inc. (a)	55,001	1,262,823
Packaging Corp. of America	32,007	4,908,273
Pactiv Evergreen, Inc.	14,463	124,526
Ranpak Holdings Corp. (A Shares) (a)	13,291	85,195
Sealed Air Corp.	51,197	2,335,607
Silgan Holdings, Inc.	29,641	1,299,758
Sonoco Products Co.	35,267	2,068,057
TriMas Corp.	14,030	361,413
WestRock Co.	90,921	3,026,760
		50,728,340
Metals & Mining - 0.6%
5E Advanced Materials, Inc. (a)(b)	14,313	50,239
Alcoa Corp.	63,913	2,313,011
Alpha Metallurgical Resources	4,693	812,921
Arconic Corp. (a)	35,778	1,069,404
ATI, Inc. (a)	45,998	2,193,185
Carpenter Technology Corp.	17,324	1,037,015
Century Aluminum Co. (a)	17,978	167,195
Cleveland-Cliffs, Inc. (a)	182,990	3,229,774
Coeur d'Alene Mines Corp. (a)	119,954	369,458
Commercial Metals Co.	41,609	2,380,867
Compass Minerals International, Inc.	12,293	465,536
Freeport-McMoRan, Inc.	510,407	22,789,673
Gatos Silver, Inc. (a)(b)	17,597	91,328
Haynes International, Inc.	4,706	236,053
Hecla Mining Co.	205,999	1,186,554
Kaiser Aluminum Corp.	5,572	452,446
Materion Corp.	7,283	867,697
McEwen Mining, Inc. (a)(b)	13,221	114,494
MP Materials Corp. (a)(b)	33,158	790,818
Newmont Corp.	282,975	12,145,287
Nucor Corp.	89,482	15,398,957
Olympic Steel, Inc.	3,462	193,145
Piedmont Lithium, Inc. (a)(b)	5,811	318,791
Ramaco Resources, Inc. (b)	9,760	89,792
Ramaco Resources, Inc. Class B	1,952	27,777
Reliance Steel & Aluminum Co.	20,930	6,129,560
Royal Gold, Inc.	23,341	2,804,188
Ryerson Holding Corp.	7,615	323,561
Schnitzer Steel Industries, Inc. Class A	8,955	324,261
Steel Dynamics, Inc.	57,173	6,093,498
SunCoke Energy, Inc.	29,168	259,012
TimkenSteel Corp. (a)	14,081	328,087
Tredegar Corp.	10,153	70,259
United States Steel Corp.	80,298	2,047,599
Warrior Metropolitan Coal, Inc.	18,374	813,050
Worthington Industries, Inc.	10,767	803,434
		88,787,926
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	6,484	208,979
Glatfelter Corp.	17,337	58,946
Louisiana-Pacific Corp.	25,577	1,947,177
Mercer International, Inc. (SBI) (b)	12,732	113,315
Sylvamo Corp.	11,142	546,738
		2,875,155
TOTAL MATERIALS		439,849,927
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Acadia Realty Trust (SBI)	36,490	573,258
Agree Realty Corp.	33,425	2,165,272
Alexander & Baldwin, Inc.	26,088	500,890
Alexanders, Inc.	657	127,044
Alexandria Real Estate Equities, Inc.	56,111	7,052,030
Alpine Income Property Trust, Inc.	5,164	87,736
American Assets Trust, Inc.	18,071	406,598
American Homes 4 Rent Class A	111,927	4,195,024
American Tower Corp.	166,029	31,596,979
Americold Realty Trust	96,084	3,115,043
Apartment Income (REIT) Corp.	53,295	1,840,809
Apartment Investment & Management Co. Class A	56,564	471,178
Apple Hospitality (REIT), Inc.	76,524	1,186,122
Armada Hoffler Properties, Inc.	24,117	299,533
Ashford Hospitality Trust, Inc. (a)	11,762	47,048
AvalonBay Communities, Inc.	50,619	9,549,274
Boston Properties, Inc.	50,831	3,386,870
Braemar Hotels & Resorts, Inc.	20,281	75,040
Brandywine Realty Trust (SBI)	58,437	295,107
Brixmor Property Group, Inc.	108,946	2,477,432
Broadstone Net Lease, Inc.	68,462	1,115,931
Camden Property Trust (SBI)	38,032	4,148,911
CareTrust (REIT), Inc.	35,357	735,072
CBL & Associates Properties, Inc. (b)	7,942	172,897
Centerspace	5,831	362,280
Chatham Lodging Trust	19,815	190,224
City Office REIT, Inc.	14,477	79,189
Community Healthcare Trust, Inc.	8,065	284,211
Corporate Office Properties Trust (SBI)	39,203	1,019,278
Cousins Properties, Inc.	53,959	1,318,218
Crown Castle International Corp.	154,468	16,727,340
CTO Realty Growth, Inc.	9,635	168,613
CubeSmart	80,182	3,476,692
DiamondRock Hospitality Co.	77,322	657,237
Digital Realty Trust, Inc.	103,758	12,930,322
Diversified Healthcare Trust (SBI)	84,058	175,681
Douglas Emmett, Inc.	60,048	882,706
Easterly Government Properties, Inc.	31,754	468,689
EastGroup Properties, Inc.	15,911	2,819,111
Elme Communities (SBI)	32,050	520,813
Empire State Realty Trust, Inc.	45,839	410,259
EPR Properties	26,710	1,192,334
Equinix, Inc.	33,321	26,987,344
Equity Commonwealth	39,039	764,774
Equity Lifestyle Properties, Inc.	62,260	4,431,667
Equity Residential (SBI)	121,545	8,014,677
Essential Properties Realty Trust, Inc.	53,799	1,320,765
Essex Property Trust, Inc.	22,852	5,565,605
Extra Space Storage, Inc.	48,095	6,712,619
Farmland Partners, Inc.	16,695	191,826
Federal Realty Investment Trust (SBI)	25,941	2,633,530
First Industrial Realty Trust, Inc.	47,353	2,448,150
Four Corners Property Trust, Inc.	30,456	800,993
Franklin Street Properties Corp.	38,642	64,919
Gaming & Leisure Properties	93,535	4,439,171
Getty Realty Corp.	17,074	551,832
Gladstone Commercial Corp.	16,163	214,968
Gladstone Land Corp.	13,602	227,697
Global Medical REIT, Inc.	22,214	219,919
Global Net Lease, Inc.	34,908	373,167
Healthcare Trust of America, Inc.	135,082	2,638,151
Healthpeak Properties, Inc.	195,567	4,269,228
Hersha Hospitality Trust	12,781	80,009
Highwoods Properties, Inc. (SBI)	38,253	966,653
Host Hotels & Resorts, Inc.	253,727	4,668,577
Hudson Pacific Properties, Inc.	43,633	256,126
Independence Realty Trust, Inc.	81,444	1,387,806
Industrial Logistics Properties Trust	22,211	94,175
InvenTrust Properties Corp.	25,027	609,157
Invitation Homes, Inc.	207,317	7,359,754
Iron Mountain, Inc.	103,898	6,379,337
JBG SMITH Properties	33,731	564,320
Kilroy Realty Corp.	38,248	1,365,454
Kimco Realty Corp.	221,453	4,486,638
Kite Realty Group Trust	77,974	1,784,045
Lamar Advertising Co. Class A	31,145	3,074,012
LTC Properties, Inc.	15,296	513,334
LXP Industrial Trust (REIT)	101,985	1,026,989
Medical Properties Trust, Inc. (b)	212,489	2,144,014
Mid-America Apartment Communities, Inc.	41,597	6,225,407
National Health Investors, Inc.	15,714	862,856
National Storage Affiliates Trust	29,922	1,011,064
Necessity Retail (REIT), Inc./The	48,462	344,080
NETSTREIT Corp.	24,088	430,934
NexPoint Diversified Real Estate Trust	11,551	135,031
NexPoint Residential Trust, Inc.	8,722	362,486
NNN (REIT), Inc.	65,039	2,775,865
Office Properties Income Trust	16,838	129,653
Omega Healthcare Investors, Inc.	83,675	2,669,233
One Liberty Properties, Inc.	4,942	100,965
Orion Office (REIT), Inc.	18,268	118,742
Outfront Media, Inc.	51,977	803,564
Paramount Group, Inc.	59,445	311,492
Park Hotels & Resorts, Inc.	79,317	1,081,091
Pebblebrook Hotel Trust	45,308	700,009
Phillips Edison & Co., Inc. (b)	42,848	1,512,963
Physicians Realty Trust	87,776	1,293,818
Piedmont Office Realty Trust, Inc. Class A	43,743	325,448
Plymouth Industrial REIT, Inc.	13,371	304,458
Postal Realty Trust, Inc.	8,488	127,914
Potlatch Corp.	28,392	1,522,663
Prologis (REIT), Inc.	329,045	41,048,364
Public Storage	56,395	15,889,291
Rayonier, Inc.	52,491	1,738,502
Realty Income Corp.	240,386	14,656,334
Regency Centers Corp.	54,637	3,580,363
Retail Opportunity Investments Corp.	47,327	697,127
Rexford Industrial Realty, Inc.	71,718	3,950,945
RLJ Lodging Trust	58,900	606,670
RPT Realty	29,667	322,480
Ryman Hospitality Properties, Inc.	21,143	2,014,716
Sabra Health Care REIT, Inc.	83,517	1,084,886
Safehold, Inc. (b)	14,502	358,634
Saul Centers, Inc.	4,575	176,366
SBA Communications Corp. Class A	38,569	8,444,683
Service Properties Trust	59,422	504,493
Simon Property Group, Inc.	116,499	14,515,775
SITE Centers Corp.	68,029	955,807
SL Green Realty Corp. (b)	23,608	890,258
Spirit Realty Capital, Inc.	50,294	2,028,357
Stag Industrial, Inc.	64,235	2,331,731
Star Holdings	4,914	76,609
Summit Hotel Properties, Inc.	35,286	227,242
Sun Communities, Inc.	44,283	5,770,075
Sunstone Hotel Investors, Inc.	75,162	765,901
Tanger Factory Outlet Centers, Inc.	36,966	865,374
Terreno Realty Corp.	26,190	1,554,115
The Macerich Co.	75,370	960,968
UDR, Inc.	110,097	4,500,765
UMH Properties, Inc.	18,869	314,169
Uniti Group, Inc.	83,854	467,905
Universal Health Realty Income Trust (SBI)	4,137	197,459
Urban Edge Properties	40,141	682,798
Urstadt Biddle Properties, Inc. Class A	9,808	222,445
Ventas, Inc.	142,589	6,918,418
Veris Residential, Inc.	28,057	524,105
VICI Properties, Inc.	358,258	11,277,962
Vornado Realty Trust	58,668	1,318,857
Welltower, Inc.	177,045	14,544,247
Weyerhaeuser Co.	261,056	8,891,567
Whitestone REIT Class B	14,298	147,555
WP Carey, Inc.	76,209	5,146,394
Xenia Hotels & Resorts, Inc.	39,119	496,811
		433,752,956
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	38,656	323,937
CBRE Group, Inc. (a)	110,652	9,218,418
Compass, Inc. (a)	94,772	397,095
CoStar Group, Inc. (a)	145,492	12,216,963
Cushman & Wakefield PLC (a)	57,493	565,156
Digitalbridge Group, Inc. (b)	51,374	823,011
Douglas Elliman, Inc.	30,069	66,452
eXp World Holdings, Inc.	26,035	649,313
Forestar Group, Inc. (a)	7,455	219,773
Howard Hughes Corp. (a)	12,323	1,040,431
Jones Lang LaSalle, Inc. (a)	17,099	2,847,838
Kennedy-Wilson Holdings, Inc.	42,625	703,313
Marcus & Millichap, Inc.	8,525	312,697
Newmark Group, Inc.	42,645	295,103
Opendoor Technologies, Inc. (a)(b)	185,096	945,841
RE/MAX Holdings, Inc.	5,775	113,825
Redfin Corp. (a)(b)	39,237	587,770
Seritage Growth Properties (a)(b)	13,674	128,399
The RMR Group, Inc.	4,617	108,869
The St. Joe Co.	12,615	800,800
WeWork, Inc. (a)(b)	262,665	56,867
Zillow Group, Inc.:
Class A (a)	18,664	993,298
Class C (a)	59,098	3,200,748
		36,615,917
TOTAL REAL ESTATE		470,368,873
UTILITIES - 2.5%
Electric Utilities - 1.5%
Allete, Inc.	20,744	1,191,328
Alliant Energy Corp.	89,273	4,797,531
American Electric Power Co., Inc.	183,356	15,537,587
Avangrid, Inc. (b)	24,530	909,572
Constellation Energy Corp.	115,531	11,166,071
Duke Energy Corp.	274,589	25,707,022
Edison International	136,319	9,809,515
Entergy Corp.	75,217	7,724,786
Evergy, Inc.	81,582	4,892,473
Eversource Energy	124,107	8,976,659
Exelon Corp.	354,227	14,827,942
FirstEnergy Corp.	193,708	7,630,158
Hawaiian Electric Industries, Inc.	39,260	1,507,191
IDACORP, Inc.	17,852	1,835,543
MGE Energy, Inc.	12,641	1,014,314
NextEra Energy, Inc.	720,896	52,841,677
NRG Energy, Inc.	82,220	3,123,538
OGE Energy Corp.	71,666	2,590,726
Otter Tail Corp.	14,767	1,196,275
PG&E Corp. (a)	575,902	10,141,634
Pinnacle West Capital Corp.	40,220	3,331,020
PNM Resources, Inc.	30,493	1,366,696
Portland General Electric Co.	34,853	1,661,443
PPL Corp.	262,559	7,228,249
Southern Co.	388,517	28,105,320
Xcel Energy, Inc.	196,039	12,297,526
		241,411,796
Gas Utilities - 0.1%
Atmos Energy Corp.	51,442	6,261,006
Chesapeake Utilities Corp.	6,488	767,141
National Fuel Gas Co. (b)	33,197	1,763,093
New Jersey Resources Corp.	34,180	1,527,846
Northwest Natural Holding Co.	12,309	528,918
ONE Gas, Inc.	19,480	1,541,452
Southwest Gas Holdings, Inc.	23,809	1,569,965
Spire, Inc.	18,410	1,170,324
UGI Corp.	75,616	2,040,876
		17,170,621
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)	16,593	112,998
Clearway Energy, Inc.:
Class A	15,560	383,865
Class C	27,014	713,440
Montauk Renewables, Inc. (a)(b)	22,432	196,280
Ormat Technologies, Inc. (b)	18,856	1,532,993
Sunnova Energy International, Inc. (a)(b)	35,796	632,157
The AES Corp.	237,206	5,130,766
Vistra Corp.	124,660	3,497,960
		12,200,459
Multi-Utilities - 0.7%
Ameren Corp.	93,404	8,001,921
Avista Corp.	27,551	1,064,571
Black Hills Corp.	24,166	1,457,935
CenterPoint Energy, Inc.	224,477	6,754,513
CMS Energy Corp.	103,642	6,329,417
Consolidated Edison, Inc.	123,526	11,717,676
Dominion Energy, Inc.	297,687	15,941,139
DTE Energy Co.	73,385	8,387,906
NiSource, Inc.	147,380	4,103,059
NorthWestern Energy Corp.	21,629	1,221,390
Public Service Enterprise Group, Inc.	177,769	11,220,779
Sempra Energy	112,219	16,722,875
Unitil Corp.	6,178	321,503
WEC Energy Group, Inc.	112,320	10,093,075
		103,337,759
Water Utilities - 0.1%
American States Water Co.	12,956	1,145,440
American Water Works Co., Inc.	69,396	10,231,052
Artesian Resources Corp. Class A	2,810	128,024
California Water Service Group	19,608	1,039,616
Consolidated Water Co., Inc.	6,223	121,722
Essential Utilities, Inc.	85,714	3,624,845
Middlesex Water Co.	6,307	507,209
SJW Group	10,240	721,510
York Water Co.	4,632	191,441
		17,710,859
TOTAL UTILITIES		391,831,494
TOTAL COMMON STOCKS (Cost $12,465,524,308)		15,980,692,744

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (f) (Cost $1,790,510)	1,800,000	1,790,262

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (g)	51,010,889	51,021,092
Fidelity Securities Lending Cash Central Fund 5.32% (g)(h)	177,505,178	177,522,928
TOTAL MONEY MARKET FUNDS (Cost $228,544,020)		228,544,020

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $12,695,858,838)	16,211,027,026
NET OTHER ASSETS (LIABILITIES) - (1.2)% (i)	(187,702,040)
NET ASSETS - 100.0%	16,023,324,986

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	29	Sep 2023	2,919,720	218,290	218,290
CME E-mini S&P 500 Index Contracts (United States)	159	Sep 2023	36,685,275	1,849,481	1,849,481
CME E-mini S&P MidCap 400 Index Contracts (United States)	8	Sep 2023	2,194,720	114,063	114,063

TOTAL FUTURES CONTRACTS					2,181,834
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,837,299 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,790,262.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $1,782,080 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	44,219,120	1,193,069,066	1,186,267,094	1,476,783	-	-	51,021,092	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	177,970,692	385,988,947	386,436,711	2,191,439	-	-	177,522,928	0.6%
Total	222,189,812	1,579,058,013	1,572,703,805	3,668,222	-	-	228,544,020

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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